United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-8042

                      (Investment Company Act File Number)


                           Federated Insurance Series
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 12/31/04


                 Date of Reporting Period: Quarter ended 9/30/04



Item 1.     Schedule of Investments



Federated American Leaders Fund II
Portfolio of Investments
September 30, 2004 (unaudited)


   Shares                                                                  Value


                  Common Stocks--99.6%
                  Consumer Discretionary--11.9%
   45,100         Federated Department Stores, Inc.                  $     2,048,893
   275,770        Ford Motor Co.                                           3,874,569
   166,200        Gap (The), Inc.                                          3,107,940
   140,800        Home Depot, Inc.                                         5,519,360
   239,200  1     Interpublic Group Cos., Inc.                             2,533,128
   56,800         Johnson Controls, Inc.                                   3,226,808
   140,700        Koninklijke (Royal) Philips Electronics NV, ADR          3,223,437
   176,500        News Corp. Ltd., ADR                                     5,529,745
   120,978        Viacom, Inc., Class B                                    4,060,022
   198,700        Walt Disney Co.                                          4,480,685
                  Total                                                    37,604,587
                  Consumer Staples--3.3%
   138,200        Altria Group, Inc.                                       6,500,928
   252,700  1     Rite Aid Corp.                                           889,504
   185,500        Tyson Foods, Inc., Class A                               2,971,710
                  Total                                                    10,362,142
                  Energy--10.9%
   108,900        BP PLC, ADR                                              6,265,017
   171,600        ChevronTexaco Corp.                                      9,204,624
   32,100         ConocoPhillips                                           2,659,485
   151,400        Exxon Mobil Corp.                                        7,317,162
   147,700        Halliburton Co.                                          4,976,013
   102,100        Marathon Oil Corp.                                       4,214,688
                  Total                                                    34,636,989
                  Financials--32.2%
   133,000        AON Corp.                                                3,822,420
   121,500        Ace Ltd.                                                 4,867,290
   120,200        Allstate Corp.                                           5,768,398
   45,800         American International Group, Inc.                       3,113,942
   310,000        Bank of America Corp.                                    13,432,300
   57,200         Capital One Financial Corp.                              4,227,080
   262,500        Citigroup, Inc.                                          11,581,500
   83,600         Fannie Mae                                               5,300,240
   47,600         Freddie Mac                                              3,105,424
   43,400         Goldman Sachs Group, Inc.                                4,046,616
   69,900         Hartford Financial Services Group, Inc.                  4,328,907
   314,300        J.P. Morgan Chase & Co.                                  12,487,139
   151,600        MBNA Corp.                                               3,820,320
   129,100        Morgan Stanley                                           6,364,630
   70,100         Nationwide Financial Services, Inc., Class A             2,461,211
   227,500        U.S. Bancorp                                             6,574,750
   68,900         Wachovia Corp.                                           3,234,855
   54,000         Wells Fargo & Co.                                        3,220,020
                  Total                                                    101,757,042
                  Health Care--3.7%
   29,300         Johnson & Johnson                                        1,650,469
   109,900        McKesson HBOC, Inc.                                      2,818,935
   101,500        Pfizer, Inc.                                             3,105,900
   201,100  1     Tenet Healthcare Corp.                                   2,169,869
   28,800         UnitedHealth Group, Inc.                                 2,123,712
                  Total                                                    11,868,885
                  Industrials--12.8%
   67,500         Block (H&R), Inc.                                        3,335,850
   388,364        Cendant Corp.                                            8,388,662
   56,200         Eaton Corp.                                              3,563,642
   117,400        Masco Corp.                                              4,053,822
   65,148         Northrop Grumman Corp.                                   3,474,343
   106,900        Pitney Bowes, Inc.                                       4,714,290
   53,300         Textron, Inc.                                            3,425,591
   308,600        Tyco International Ltd.                                  9,461,676
                  Total                                                    40,417,876
                  Information Technology--9.7%
   177,900  1     Applied Materials, Inc.                                  2,933,571
   187,600  1     BMC Software, Inc.                                       2,965,956
   50,900   1     Computer Sciences Corp.                                  2,397,390
   217,843        Hewlett-Packard Co.                                      4,084,556
   37,000         International Business Machines Corp.                    3,172,380
   125,400        Microsoft Corp.                                          3,467,310
   264,400        Motorola, Inc.                                           4,769,776
   156,000  1     Storage Technology Corp.                                 3,940,560
   121,900  1     SunGard Data Systems, Inc.                               2,897,563
                  Total                                                    30,629,062
                  Materials--5.5%
   85,600         Air Products & Chemicals, Inc.                           4,654,928
   120,800        Alcoa, Inc.                                              4,057,672
   45,400         Georgia-Pacific Corp.                                    1,632,130
   59,700         International Paper Co.                                  2,412,477
   76,800         PPG Industries, Inc.                                     4,706,304
                  Total                                                    17,463,511
                  Telecommunication Services--5.4%
   58,900         BellSouth Corp.                                          1,597,368
   213,700        SBC Communications, Inc.                                 5,545,515
   172,100        Sprint Corp. (FON Group)                                 3,464,373
   162,006        Verizon Communications                                   6,379,796
                  Total                                                    16,987,052
                  Utilities--4.2%
   123,400        American Electric Power Co., Inc.                        3,943,864
   149,600        Edison International                                     3,965,896
   43,000         FPL Group, Inc.                                          2,937,760
   59,800         FirstEnergy Corp.                                        2,456,584
                  Total                                                    13,304,104
                  Total Investments--99.6%
                  (identified cost $270,030,853 )2                         315,031,250
                  other assets and liabilities--net--0.4%                  1,316,582
                  total net assets--100%                              $    316,347,832



1      Non-income producing security.
2 The cost of investments for federal tax purposes amounts to $270,030,853. The net unrealized appreciation of investments for federal tax purposes was $45,000,397. This consists of net unrealized appreciation from investments for those securities having an excess of values over cost of $54,956,988 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,956,591.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt












Federated Capital Appreciation Fund II
Portfolio of Investments
September 30, 2004 (unaudited)


    Shares or
    Principal
    Amount                                                                    Value


                     Common Stocks--96.5%
                     Consumer Discretionary--10.4%
    6,800            Clear Channel Communications, Inc.                 $     211,956
    6,000            Gap (The), Inc.                                          112,200
    9,800            Home Depot, Inc.                                         384,160
    3,800            Johnson Controls, Inc.                                   215,878
    9,300            McDonald's Corp.                                         260,679
    2,700            Nike, Inc., Class B                                      212,760
    2,300            Omnicom Group, Inc.                                      168,038
    6,000            Target Corp.                                             271,500
    10,900           Viacom, Inc., Class B                                    365,804
    16,000           Walt Disney Co.                                          360,800
                     Total                                                    2,563,775
                     Consumer Staples--10.6%
    9,900            Altria Group, Inc.                                       465,696
    7,000            Coca-Cola Co.                                            280,350
    6,800            Gillette Co.                                             283,832
    11,700      1    Kroger Co.                                               181,584
    5,700            PepsiCo, Inc.                                            277,305
    3,800            Procter & Gamble Co.                                     205,656
    8,700            Sara Lee Corp.                                           198,882
    13,700           Wal-Mart Stores, Inc.                                    728,840
                     Total                                                    2,622,145
                     Energy--7.7%
    5,000            ChevronTexaco Corp.                                      268,200
    2,500            ConocoPhillips                                           207,125
    19,700           Exxon Mobil Corp.                                        952,101
    7,100            Halliburton Co.                                          239,199
    6,400       1    Transocean Sedco Forex, Inc.                             228,992
                     Total                                                    1,895,617
                     Financials--18.0%
    5,700            Allstate Corp.                                           273,543
    9,500            American International Group, Inc.                       645,905
    7,800            Bank of America Corp.                                    337,974
    8,400            Bank of New York Co., Inc.                               245,028
    12,700           Citigroup, Inc.                                          560,324
    3,500            Federal National Mortgage Association                    221,900
    2,800            Goldman Sachs Group, Inc.                                261,072
    13,100           J.P. Morgan Chase & Co.                                  520,463
    2,500            Lehman Brothers Holdings, Inc.                           199,300
    7,300            MBNA Corp.                                               183,960
    4,900            Merrill Lynch & Co., Inc.                                243,628
    7,400            Morgan Stanley                                           364,820
    4,000            Wachovia Corp.                                           187,800
    3,800            Wells Fargo & Co.                                        226,594
                     Total                                                    4,472,311
                     Healthcare--11.1%
    4,000            Abbott Laboratories                                      169,440
    6,000            Baxter International, Inc.                               192,960
    3,560       1    Biogen Idec, Inc.                                        217,765
    5,800            Bristol-Myers Squibb Co.                                 137,286
    4,300            Johnson & Johnson                                        242,219
    5,800            McKesson HBOC, Inc.                                      148,770
    8,100       1    Medimmune, Inc.                                          191,970
    4,000            Medtronic, Inc.                                          207,600
    6,100            Merck & Co., Inc.                                        201,300
    19,120           Pfizer, Inc.                                             585,072
    10,500           Schering Plough Corp.                                    200,130
    6,800            Wyeth                                                    254,320
                     Total                                                    2,748,832
                     Industrials--13.0%
    3,100            3M Co.                                                   247,907
    2,200            Caterpillar, Inc.                                        176,990
    8,400            Cendant Corp.                                            181,440
    2,100            Deere & Co.                                              135,555
    2,400            FedEx Corp.                                              205,656
    31,500           General Electric Co.                                     1,057,770
    4,100            Ingersoll-Rand Co., Class A                              278,677
    6,700            Masco Corp.                                              231,351
    5,700            Raytheon Co.                                             216,486
    9,100            Tyco International Ltd.                                  279,006
    7,500            Waste Management, Inc.                                   205,050
                     Total                                                    3,215,888
                     Information Technology--17.6%
    7,100            Analog Devices, Inc.                                     275,338
    30,000      1    Applied Materials, Inc.                                  494,700
    26,300      1    Cisco Systems, Inc.                                      476,030
    6,800       1    Dell, Inc.                                               242,080
    22,600      1    EMC Corp. Mass                                           260,804
    17,300           Hewlett-Packard Co.                                      324,375
    3,700            IBM Corp.                                                317,238
    20,800           Intel Corp.                                              417,248
    6,600       1    KLA-Tencor Corp.                                         273,768
    5,500       1    Lam Research Corp.                                       120,340
    32,500           Microsoft Corp.                                          898,625
    23,300      1    Oracle Corp.                                             262,824
                     Total                                                    4,363,370
                     Materials--3.0%
    7,700            Alcoa, Inc.                                              258,643
    5,400            Du Pont (E.I.) de Nemours & Co.                          231,120
    6,000            International Paper Co.                                  242,460
                     Total                                                    732,223
                     Telecommunication Services--5.1%
    10,200           AT&T Corp.                                               146,064
    11,000           BellSouth Corp.                                          298,320
    14,600           SBC Communications, Inc.                                 378,870
    11,400           Verizon Communications                                   448,932
                     Total                                                    1,272,186
                     Total Common Stocks (identified cost
                     $22,708,446)                                             23,886,347
                     Repurchase Agreement--6.6%
$   1,637,000        Interest in $1,800,000,000 joint repurchase
                     agreement with Wachovia Securities,Inc.,1.91%,
                     dated 9/30/2004 to be repurchased at $1,637,087
                     on 10/1/2004, collateralized by U.S Government
                     Agency Obligations with various maturities to
                     3/1/2034, collateral market value
                     $1,836,004,918 (AT AMORTIZED COST)                       1,637,000
                     Total Investments--103.1%
                     (identified cost $24,345,446)2                           25,523,347
                     Other assets and liabilities--net--(3.1)%                (765,109)
                     Total Net assets--100%                              $    24,758,238



1      Non-income producing security.
2 The cost of investments for federal tax purposes amounts to $24,345,446. The net unrealized appreciation of investments for federal tax purposes was $1,177,901. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,012,359 and net unrealized depreciation from investments for those securities having an excess of cost over value of $834,458.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.








Federated Capital Income Fund II
Portfolio of Investments
September 30, 2004 (unaudited)


   Shares or
   Principal                                                                Value in
   Amount                                                                   U.S. Dollars


                   Common Stocks--37.3%
                   Consumer Discretionary--4.6%
   8,100           Delphi Auto Systems Corp.                          $     75,249
   2,000           Dow Jones & Co.                                          81,220
   6,800           Electrolux AB, ADR, Class B                              249,825
   4,700           La-Z Boy Chair Co.                                       71,346
   26,000          Limited, Inc.                                            579,540
   14,000          Mattel, Inc.                                             253,820
   14,800          May Department Stores Co.                                379,324
   10,900          Maytag Corp.                                             200,233
   6,200           McDonald's Corp.                                         173,786
   17,200          Newell Rubbermaid, Inc.                                  344,688
   53,500          Pearson PLC, ADR                                         579,405
   17,400          Tupperware Corp.                                         295,452
   3,800           Valeo SA, ADR                                            69,730
   3,700           Whirlpool Corp.                                          222,333
                   Total                                                    3,575,951
                   Consumer Staples--2.9%
   2,900           Albertsons, Inc.                                         69,397
   10,700          Altria Group, Inc.                                       503,328
   6,800           Coca-Cola Co.                                            272,340
   1,300           Kimberly-Clark Corp.                                     83,967
   24,100          Loews Corp. - Carolina Group                             587,317
   1,700           PepsiCo, Inc.                                            82,705
   16,800          Sara Lee Corp.                                           384,048
   8,700           Unilever PLC, ADR                                        287,274
                   Total                                                    2,270,376
                   Energy--1.3%
   3,200           ChevronTexaco Corp.                                      171,648
   11,600          Exxon Mobil Corp.                                        560,628
   7,800           Tidewater, Inc.                                          253,890
                   Total                                                    986,166
                   Financials--12.5%
   1,900           Ace, Ltd.                                                76,114
   23,100          Allstate Corp.                                           1,108,569
   1,900           BB&T Corp.                                               75,411
   11,814          Bank of America Corp.                                    511,900
   7,500           Bank of New York Co., Inc.                               218,775
   4,300           Capital Federal Financial                                138,374
   1,100           Chubb Corp.                                              77,308
   18,400          Citigroup, Inc.                                          811,808
   6,200           Comerica, Inc.                                           367,970
   4,100           Fannie Mae                                               259,940
   8,300           Friedman, Billings, Ramsey Group Inc., Class A           158,530
   15,200          J.P. Morgan Chase & Co.                                  603,896
   20,000          Lloyds TSB Group PLC, ADR                                629,600
   17,700          MBNA Corp.                                               446,040
   13,500          Marsh & McLennan Cos., Inc.                              617,760
   9,100           Mellon Financial Corp.                                   251,979
   6,400           Montpelier Re Holdings Ltd.                              234,752
   5,900           Morgan Stanley                                           290,870
   7,300           Nationwide Financial Services, Inc., Class A             256,303
   28,700          New York Community Bancorp, Inc.                         589,498
   18,900          Regions Financial Corp.                                  624,834
   35,900          Trizec Properties, Inc.                                  573,323
   20,800          U.S. Bancorp                                             601,120
   1,100           UBS AG                                                   77,363
                   Total                                                    9,602,037
                   Healthcare--2.7%
   13,000          GlaxoSmithKline PLC, ADR                                 568,490
   30         1    Hospira, Inc.                                            918
   13,300          Merck & Co., Inc.                                        438,900
   4,700           Pfizer, Inc.                                             143,820
   24,500          Wyeth                                                    916,300
                   Total                                                    2,068,428
                   Industrials--3.3%
   33,000          BAE Systems PLC, ADR                                     536,844
   38,800          General Electric Co.                                     1,302,904
   2,100           Honeywell International, Inc.                            75,306
   3,400           Quebecor World, Inc.                                     76,092
   6,500           TPG NV - ADR                                             159,250
   1,300           Union Pacific Corp.                                      76,180
   10,700          Waste Management, Inc.                                   292,538
                   Total                                                    2,519,114
                   Information Technology--0.8%
   16,500          Hewlett-Packard Co.                                      309,375
   12,700          Nokia Oyj, ADR, Class A                                  174,244
   20,900          Premier Farnell PLC, ADR                                 148,390
                   Total                                                    632,009
                   Materials--2.2%
   2,900           Air Products & Chemicals, Inc.                           157,702
   2,400           Ciba Specialty Chemical AG, ADR                          74,832
   5,300           Du Pont (E.I.) de Nemours & Co.                          226,840
   14,800          Hanson PLC, ADR                                          547,600
   5,300           Southern Peru Copper Corp.                               273,798
   23,700          UPM - Kymmene OY, ADR                                    454,566
                   Total                                                    1,735,338
                   Telecommunication Services--3.4%
   20,300          AT&T Corp.                                               290,696
   7,100           BCE, Inc.                                                153,715
   8,600           BellSouth Corp.                                          233,232
   30,100          Matav RT, ADR                                            615,244
   23,300          SBC Communications, Inc.                                 604,635
   29,900          TDC A/S, ADR                                             527,137
   13,000          Telstra Corp. Ltd., ADR                                  220,090
                   Total                                                    2,644,749
                   Utilities--3.6%
   2,700           Black Hills Corp.                                        75,006
   3,800           DPL, Inc.                                                78,204
   3,400           Duke Energy Corp.                                        77,826
   11,100          Edison International                                     294,261
   18,900          Electricidade de Portugal SA, ADR                        552,825
   1,500           Equitable Resources, Inc.                                81,465
   8,000           Northeast Utilities Co.                                  155,120
   3,200           ONEOK, Inc.                                              83,264
   14,500          Pinnacle West Capital Corp.                              601,750
   6,300           RWE AG, RDC                                              300,466
   32,800          Scottish & Southern Energy PLC, ADR                      451,000
                   Total                                                    2,751,187
                   Total Common Stocks (identified cost
                   $27,463,178)                                             28,785,355
                   Corporate Bonds--10.7%
                   Basic Industry - Paper--0.4%
   $250,000        Louisiana-Pacific Corp., 8.875%, 8/15/2010               300,000
                   Brewing--0.6%
   400,000         Bavaria, Series 144A, 8.875%, 11/01/2010                 424,500
                   Broadcast Radio & TV--0.6%
   400,000         Grupo Televisa S.A., Sr. Note, 8.5%, 3/11/2032           449,000
                   Cable & Wireless Television--0.1%
   83,072          Innova S De R.L. , Sr. Note, 12.875%, 4/01/2007          84,941
                   Capital Goods - Diversified Manufacturing--0.4%
   300,000    2,3  Hutchison Whampoa Ltd., 6.5%, 2/13/2013                  314,844
                   Capital Goods - Environmental--0.4%
   300,000         USA Waste Services Ins , Sr. Note, 7.125%,
                   10/01/2007                                               330,807
                   Communications - Media & Cable--0.6%
   185,000         British Sky Broadcasting Group PLC, 8.2%,
                   7/15/2009                                                215,800
   250,000         Continental Cablevision, Sr. Deb., 8.875%,
                   9/15/2005                                                264,053
                   Total                                                    479,853
                   Communications - Media Noncable--0.4%
   250,000         Univision Communications, Inc., 7.85%, 7/15/2011         294,172
                   Communications - Telecom Wireless--0.4%
   300,000         AT&T Wireless Services, , Sr. Note, 7.35%,
                   3/01/2006                                                318,759
                   Communications - Telecom Wirelines--1.2%
   300,000         CenturyTel, Inc., 8.375%, 10/15/2010                     352,812
   250,000         Citizens Communications , 9%, 8/15/2031                  256,563
   300,000         Telecom de Puerto Rico, Note, 6.65%, 5/15/2006           315,369
                   Total                                                    924,744
                   Consumer Cyclical - Automotive--0.4%
   300,000         General Motors Acceptance, 6.875%, 9/15/2011             315,477
                   Consumer Cyclical - Entertainment--0.4%
   300,000         Time Warner, Inc., Deb., 8.11%, 8/15/2006                326,625
                   Consumer Non-Cyclical Tobacco--0.1%
   45,000          Philip Morris, Note, 6.375%, 2/1/2006                    46,450
                   Container & Glass Products--0.4%
   300,000         Vitro SA, Note, Series 144A, 11.75%, 11/01/2013          279,750
                   Financial Institution - Banking--0.4%
   300,000         Corp Andina De Fomento, Bond, 7.375%, 1/18/2011          339,561
                   Financial Institution - Brokerage--0.4%
   300,000         Waddell & Reed Financial, Inc., 7.5%, 1/18/2006          316,554
                   Financial Institution - Insurance - P&C--0.4%
   300,000    2,3  MBIA Global Funding LLC, 2.875%, 11/30/2006              298,740
                   Financial Institution - REITs--0.5%
   110,000         EOP Operating LP, 8.375%, 3/15/2006                      118,276
   300,000         Rouse Co., 5.375%, 11/26/2013                            286,624
                   Total                                                    404,900
                   Foreign-Local-Government--0.2%
   100,000         Hydro Quebec, Sr. Deb., 6.3%, 5/11/2011                  112,160
                   Oil & Gas--1.0%
   200,000    2,3  Gaz Capital SA, Note, Series 144A, 8.625%,
                   4/28/2034                                                213,500
   220,000    2,3  Gazprom, Note, Series 144A, 9.625%, 3/01/2013            245,300
   350,000    2,3  Petrozuata Finance Inc., Company Guarantee,
                   Series 144A, 8.22%, 4/01/2017                            346,500
                   Total                                                    805,300
                   Sovereign--0.7%
   500,000    2,3  Aries Vermogensverwaltng, Note, Series 144A,
                   9.6%, 10/25/2014                                         563,750
                   Steel--0.4%
   275,000    2,3  CSN Islands VIII Corp., Company Guarantee,
                   Series 144A, 9.75%, 12/16/2013                           277,063
                   Telecommunications & Cellular--0.3%
   200,000         Philippine Long Distance , Sr. Unsub., 11.375%,
                   5/15/2012                                                227,000
                   Total Corporate Bonds (identified cost
                   $7,750,365)                                              8,234,950
                   Governments/Agencies--14.2%
                   Sovereign--14.2%
   1,300,000       Brazil, Government of, 14.5%, 10/15/2009                 1,683,500
   950,000         Brazil, Government of, Note, 12%, 4/15/2010              1,140,000
   400,000         Colombia, Government of, 10.75%, 1/15/2013               462,000
   500,000         Colombia, Republic of, Bond, 8.125%, 5/21/2024           455,000
   21,500,000      Mexico Fixed Rate Bonds, Bond, Series MI10, 8%,
                   12/19/2013                                               1,652,117
   270,000         Peru, Government of, Note, 9.875%, 2/06/2015             315,225
   300,000         Philippines, Government of , 9.875%, 1/15/2019           309,750
   450,000         Philippines, Government of, Note, 8.25%,
                   1/15/2014                                                444,375
   630,000         Russia, Government of, Series REGS, 8.25%,
                   3/31/2010                                                686,291
   1,600,000       Russia, Government of, Unsub., Series REGS,
                   3/31/2030                                                1,540,000
   500,000         Turkey, Government of, 11%, 1/14/2013                    615,750
   750,000         Turkey, Government of, 9.5%, 1/15/2014                   856,875
   300,000         Venezuela, Government of, 10.75%, 9/19/2013              339,000
   200,000         Venezuela, Government of, 9.375%, 1/13/2034              199,200
   250,000         Venezuela, Government of, Bond, 9.25%, 9/15/2027         248,125
                   Total governments/agencies (identified cost
                   $10,853,770)                                             10,947,208
                   Mortgage-Backed Securities--2.6%
                   Federal Home Loan Mortgage Corp.--1.8%
   928,536         Federal Home Loan Mortgage Corp. Pool A13833,
                   5.500%, 30 Year, 9/1/2033                                943,346
   475,906         Federal Home Loan Mortgage Corp. Pool A14164,
                   5.000%, 30 Year, 10/1/2033                               472,380
                   Total                                                    1,415,726
                   Federal National Mortgage Association--0.8%
   587,544         Federal National Mortgage Association Pool
                   713833, 5.500%, 15 Year, 10/1/2018                       607,679
                   Total Mortgage-Backed Securities (identified
                   cost $2,005,821)                                         2,023,405
                   Preferred Stocks--5.2%
                   Consumer Discretionary--0.5%
   1,500           Boise Cascade Corp., Conv. Pfd., $3.75, Annual
                   Dividend                                                 74,550
   12,200          General Motors Corp., Conv. Pfd., Series C,
                   $1.5625, Annual Dividend                                 343,430
                   Total                                                    417,980
                   Financials--3.2%
   9,400           Chubb Corp., PRIDES, $1.75, Annual Dividend              266,020
   34,100     2,3  Morgan Stanley & Company, Inc., PERCS $0.2154,
                   Quarterly Dividend                                       439,378
   16,000     2,3  Morgan Stanley & Company, Inc., PERCS $0.37,
                   Quarterly Dividend                                       417,680
   20,600     2,3  Morgan Stanley & Company, Inc., PERCS $0.3858,
                   Quarterly Dividend                                       442,179
   24,500     2,3  Morgan Stanley & Company, Inc., PERCS, Series
                   CHKR, $0.3331, Quarterly Dividend                        422,747
   1,400           Washington Mutual, Inc., Conv. Pfd., $2.6875,
                   Annual Dividend                                          76,370
   17,700          XL Capital Ltd., PEPS, $1.96, Annual Dividend            437,367
                   Total                                                    2,501,741
                   Healthcare--0.5%
   6,500           Baxter International, Inc, PEPS, $3.50, Annual
                   Dividend                                                 349,375
                   Information Technology--0.1%
   1,600           Motorola, Inc., Conv. Pfd., $3.50, Annual
                   Dividend                                                 80,128
                   Telecommunication Services--0.4%
   5,900           Alltel Corp., DECS, $3.875, Annual Dividend              305,384
                   Utilities--0.5%
   1,900           American Electric Power , DECS, $4.625, Annual
                   Dividend                                                 86,545
   8,400           ONEOK, Inc., PEPS, $2.125, Annual Dividend               276,528
                   Total                                                    363,073
                   Total Preferred Stocks (identified cost
                   $3,887,221)                                              4,017,681
                   U.S. Treasury--3.1%
                   Treasury Securities--3.1%
   1,290,000       United States Treasury Bond, 10.750%, 8/15/2005          1,385,034
   1,024,000       United States Treasury Bond, 11.625%, 11/15/2004         1,036,524
                   Total u.s. treasury (identified cost $2,720,105)         2,421,558
                   purchased put options--0.0%
   1,172,770  1    Deutsche Brazil C Put (Put-Option) Strike Price
                   93.250; Expiration Date 10/4/2004  (IDENTIFIED
                   COST $40,461)                                            0
                   Mutual Fund--23.8%
   2,316,811  4    Federated High Income Bond Fund II, Primary
                   Shares (IDENTIFIED COST $16,993,252)                     18,302,811
                   Repurchase Agreement--2.4%
   1,839,000       Interest in $1,800,000,000 joint repurchase
                   agreement with Wachovia Securities, Inc.,
                   1.910%, dated 9/30/2004 to be repurchased at
                   $1,839,098 on 10/1/2004, collateralized by U.S.
                   Government Agency Obligations with various
                   maturities to 3/1/2034, collateral market value
                   $1,836,004,918 (AT AMORTIZED COST)                       1,839,000
                   Total Investments -99.3%
                   (identified cost $73,553,173)5                           76,571,968
                   other assets and liabilities--net--0.7%                  506,172
                   total net assets--100%                              $    77,078,140


1      Non-income producing security.
2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $3,981,681 which represents 5.2% of total net assets.
3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At September 30, 2004, these securities amounted to $3,981,681 which represents 5.2% of total net assets.
4      Affiliated company.
5 The cost of investments for federal tax purposes amounts to $73,999,940. The net unrealized appreciation of investments for federal tax purposes was $2,572,028. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,375,661 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,803,633.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
DECS        --Dividend Enhanced Convertible Stock
PEPS        --Participating Equity Preferred Stock
PERCS       --Preferred Equity Redemption Cumulative Stock
PRIDES      --Preferred Redeemable Increased Dividend Equity Securities










Federated Equity Income Fund II
Portfolio of Investments
September 30, 2004 (unaudited)


    Shares                                                                       Value


                         Common Stocks--92.2%
                         Consumer Discretionary--8.9%
    15,500               Belo (A.H.) Corp., Series A                       $     349,370
    19,800               Delphi Auto Systems Corp.                               183,942
    2,700                Knight-Ridder, Inc.                                     176,715
    59,300               Limited, Inc.                                           1,321,797
    30,100               Mattel, Inc.                                            545,713
    13,000               May Department Stores Co.                               333,190
    13,600               Maytag Corp.                                            249,832
    38,100               McDonald's Corp.                                        1,067,943
    32,300               Newell Rubbermaid, Inc.                                 647,292
    67,700               Pearson PLC, ADR                                        733,191
    7,800                Pier 1 Imports, Inc.                                    141,024
    5,400                Thomson Corp.                                           187,884
    11,400               Tupperware Corp.                                        193,572
                         Total                                                   6,131,465
                         Consumer Staples--6.1%
    7,600                Albertsons, Inc.                                        181,868
    3,100                Altria Group, Inc.                                      145,824
    3,200                Anheuser-Busch Cos., Inc.                               159,840
    10,800               Archer-Daniels-Midland Co.                              183,384
    25,100               Coca-Cola Co.                                           1,005,255
    8,300                Colgate-Palmolive Co.                                   374,994
    18,700               Kimberly-Clark Corp.                                    1,207,833
    14,100               Loews Corp.-Carolina Group                              343,617
    3,400                PepsiCo, Inc.                                           165,410
    7,400                Sara Lee Corp.                                          169,164
    5,300                Unilever N.V., ADR                                      306,340
                         Total                                                   4,243,529
                         Energy--7.3%
    18,600               BP PLC, ADR                                             1,070,058
    62,800               Exxon Mobil Corp.                                       3,035,124
    9,300                Total SA, Class B, ADR                                  950,181
                         Total                                                   5,055,363
                         Financials--31.7%
    8,793                Ace Ltd.                                                352,247
    23,300               Allstate Corp.                                          1,118,167
    85,800               Amvescap PLC, ADR                                       941,226
    38,794               Bank of America Corp.                                   1,680,944
    24,900               Bank of New York Co., Inc.                              726,333
    4,800                Barclays Bank PLC, ADR                                  185,712
    5,145                Cincinnati Financial Corp.                              212,077
    70,600               Citigroup, Inc.                                         3,114,872
    6,300                Commercial Federal Corp.                                169,974
    18,300               Equity Office Properties Trust                          498,675
    3,000                Federal Home Loan Mortgage Corp.                        195,720
    4,800                Federal National Mortgage Association                   304,320
    35,800               J.P. Morgan Chase & Co.                                 1,422,334
    3,500                Jefferson-Pilot Corp.                                   173,810
    6,300                Lloyds TSB Group PLC, ADR                               198,324
    36,000               MBNA Corp.                                              907,200
    3,900                Marsh & McLennan Cos., Inc.                             178,464
    12,100               Mellon Financial Corp.                                  335,049
    16,800               Morgan Stanley                                          828,240
    20,500               Nationwide Financial Services, Inc., Class A            719,755
    9,400                New York Community Bancorp, Inc.                        193,076
    8,200                Northern Trust Corp.                                    334,560
    5,000                Protective Life Corp.                                   196,550
    27,100               Sun Life Financial Services of Canada                   814,084
    17,812               The St. Paul Travelers Cos., Inc.                       588,865
    22,900               Trizec Properties, Inc.                                 365,713
    41,300               U.S. Bancorp                                            1,193,570
    19,100               UBS AG                                                  1,343,303
    23,900               Wells Fargo & Co.                                       1,425,157
    16,700               Willis Group Holdings Ltd.                              624,580
    7,200                XL Capital Ltd.                                         532,728
                         Total                                                   21,875,629
                         Healthcare--6.0%
    8,600                Abbott Laboratories                                     364,296
    22,100               Baxter International, Inc.                              710,736
    15,200               Bristol-Myers Squibb Co.                                359,784
    8,400                GlaxoSmithKline PLC, ADR                                367,332
    3,200                Johnson & Johnson                                       180,256
    22,700               Merck & Co., Inc.                                       749,100
    25,200               Pfizer, Inc.                                            771,120
    17,200               Wyeth                                                   643,280
                         Total                                                   4,145,904
                         Industrials--9.1%
    63,000               BAE Systems PLC, ADR                                    1,024,884
    75,000               General Electric Co.                                    2,518,500
    9,500                Lockheed Martin Corp.                                   529,910
    20,400               Quebecor World, Inc.                                    456,552
    7,600                TPG NV, ADR                                             186,200
    6,100                Union Pacific Corp.                                     357,460
    9,300                United Technologies Corp.                               868,434
    12,400               Waste Management, Inc.                                  339,016
                         Total                                                   6,280,956
                         Information Technology--1.1%
    40,400               Hewlett-Packard Co.                                     757,500
                         Materials--6.5%
    3,500                Air Products & Chemicals, Inc.                          190,330
    20,300               Akzo Nobel NV, ADR                                      720,650
    5,400                Alcoa, Inc.                                             181,386
    9,500                Bowater, Inc.                                           362,805
    36,100               Du Pont (E.I.) de Nemours & Co.                         1,545,080
    5,100                Freeport-McMoRan Copper & Gold, Inc., Class B           206,550
    4,900                Hanson PLC, ADR                                         181,300
    13,600               POSCO, ADR                                              514,760
    4,400                Rohm & Haas Co.                                         189,068
    30,200               Stora Enso Oyj, ADR                                     408,606
                         Total                                                   4,500,535
                         Telecommunication Services--8.6%
    8,400                AT&T Corp.                                              120,288
    17,100               BCE, Inc.                                               370,215
    33,300               BellSouth Corp.                                         903,096
    61,800               SBC Communications, Inc.                                1,603,710
    9,500                Sprint Corp.                                            191,235
    19,000               TDC A/S, ADR                                            334,970
    14,500               Telefonos de Mexico, Class L, ADR                       467,915
    31,500               Telstra Corp. Ltd., ADR                                 533,295
    30,600               Verizon Communications                                  1,205,028
    7,900                Vodafone Group PLC, ADR                                 190,469
                         Total                                                   5,920,221
                         Utilities--6.9%
    8,900                DPL, Inc.                                               183,162
    2,400                E.On AG, ADR                                            176,880
    6,300                Equitable Resources, Inc.                               342,153
    21,400               Exelon Corp.                                            785,166
    53,400               Korea Electric Power Corp., ADR                         563,370
    21,200               National Grid Group PLC, ADR                            907,996
    11,700               Northeast Utilities Co.                                 226,863
    8,500                ONEOK, Inc.                                             221,170
    9,400                Pinnacle West Capital Corp.                             390,100
    7,000                RWE AG, ADR                                             333,851
    27,800               Suez SA, ADR                                            600,480
                         Total                                                   4,731,191
                         Total Common Stocks (identified cost
                         $57,225,839)                                            63,642,293
                         Preferred Stocks--2.2%
                         Consumer Discretionary--1.4%
    35,500               General Motors Corp., Conv. Pfd., Series C,
                         $1.56, Annual Dividend                                  999,325
                         Financials--0.5%
    12,700               Chubb Corp., PRIDES, $1.75, Annual Dividend             359,410
                         Utilities--0.3%
    4,000                American Electric Power Co., Inc., DECS,
                         $4.63, Annual Dividend                                  182,200
                         Total Preferred Stocks (identified cost
                         $1,489,633)                                             1,540,935
                         Repurchase Agreements--5.3%
    3,636,000            Interest in $1,800,000,000 joint repurchase
                         agreement with Wachovia Securities, Inc.,
                         1.91%, dated 9/30/2004, to be repurchased at
                         $3,636,193 on 10/1/2004, collateralized by
                         U.S. Government Agency Obligations with
                         various maturities to 3/1/2034, collateral
                         market value $1,836,004,918 (AT AMORTIZED COST)         3,636,000
                         Total Investments--99.7%
                         (identified cost $62,351,471)1                    $     68,819,228
                         other assets and liabilities--net--0.3%                 187,642
                         total net assets--100%                                  69,006,870


1 The cost of investments for federal tax purposes amounts to $62,351,471. The net unrealized appreciation of investments for federal tax purposes was $6,467,757. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,370,042 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,902,285.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
DECS        --Dividend Enhanced Convertible Stock
PRIDES      --Preferred Redeemable Increased Dividend Equity Securities














Federated Fund For U.S. Government Securities II
Portfolio of Investments
September 30, 2004 (unaudited)

      Principal                                                                     Value
      Amount

                        U.S. Treasury obligations--22.0%
$     2,000,000   1     United States Treasury Bonds, 6.000%, 2/15/2026        $   2,280,320
      4,700,000   1     United States Treasury Bonds, 6.125%, 11/15/2027           5,455,666
      2,800,000   1     United States Treasury Bonds, 6.250%, 8/15/2023            3,269,868
      500,000     1     United States Treasury Bonds, 7.250%, 5/15/2016            629,690
      370,000     1     United States Treasury Bonds, 7.500%, 11/15/2024           493,199
      3,050,000   1     United States Treasury Bonds, 7.625%, 2/15/2025            4,121,801
      4,000,000   1     United States Treasury Bonds, 8.000%, 11/15/2021           5,498,760
      2,000,000   1     United States Treasury Bonds, 11.250%, 2/15/2015           3,182,820
      8,300,000   1     United States Treasury Notes, 2.250%, 4/30/2006            8,276,677
      6,500,000   1     United States Treasury Notes, 2.375%, 8/31/2006            6,475,625
      3,600,000   1     United States Treasury Notes, 2.500%, 5/31/2006            3,601,692
      8,000,000         United States Treasury Notes, 2.750%, 7/31/2006            8,030,000
      7,000,000   1     United States Treasury Notes, 3.250%, 8/15/2007            7,077,630
      3,000,000   1     United States Treasury Notes, 3.500%, 8/15/2009            3,017,340
      2,500,000   1     United States Treasury Notes, 4.250%, 8/15/2014            2,526,175
      1,000,000   1     United States Treasury Notes, 4.375%, 5/15/2007            1,039,840
      5,076,000   1     United States Treasury Notes, 5.625%, 5/15/2008            5,523,297
      5,800,000   1     United States Treasury Notes, 5.750%, 11/15/2005           6,024,750
      7,500,000   1     United States Treasury Notes, 5.875%, 11/15/2004           7,537,800
                        Total U.S. Treasury (identified cost $81,992,015)          84,062,950
                        Government Agencies--13.2%
      7,300,000         Federal Farm Credit System, 5.750%, 1/18/2011 -
                        12/7/2028                                                  7,921,027
      1,245,000         Federal Farm Credit System, 6.000%, 6/11/2008              1,356,876
      1,000,000         Federal Farm Credit System, 7.350%, 3/24/2005              1,025,230
      6,000,000         Federal Home Loan Bank System, 4.625%, 4/15/2005           6,081,480
      3,000,000         Federal Home Loan Bank System, 4.875%, 11/15/2011          3,114,390
      4,000,000   1     Federal Home Loan Bank System, 5.250%, 8/15/2006           4,177,680
      750,000           Federal Home Loan Bank System, 6.185%, 5/6/2008            820,418
      3,300,000         Federal Home Loan Bank System, 6.500%, 11/15/2005          3,449,226
      1,000,000         Federal Home Loan Bank System, 6.750%, 8/15/2007           1,098,090
      2,100,000         Federal Home Loan Bank System, 7.125%, 2/15/2005 -
                        2/15/2030                                                  2,377,686
      72,000            Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029        85,464
      1,500,000   1     Federal National Mortgage Association, 6.000%,
                        5/15/2008                                                  1,632,360
      4,000,000   1     Tennessee Valley Authority, 5.375%, 11/13/2008             4,278,800
      1,000,000         Tennessee Valley Authority, 5.625%, 1/18/2011              1,084,420
      10,700,000        Tennessee Valley Authority, 6.000%, 3/15/2013              11,860,201
                        Total Government Agencies (identified cost
                        $48,688,045)                                               50,363,348
                        Mortgage Backed Securities--59.5%
                        Federal Home Loan Mortgage Corp.--32.6%
      21,587,797        Federal Home Loan Mortgage Corp., 4.500%, 10/1/2018 -
                        6/1/2019                                                   21,539,671
      31,634,341        Federal Home Loan Mortgage Corp., 5.000%, 8/1/2018 -
                        5/1/2034                                                   31,724,278
      36,847,622        Federal Home Loan Mortgage Corp., 5.500%, 8/1/2033 -
                        5/1/2034                                                   37,433,511
      9,768,911         Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 -
                        7/1/2033                                                   10,151,901
      13,076,882        Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 -
                        9/1/2032                                                   13,768,848
      5,860,859         Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 -
                        12/1/2032                                                  6,213,258
      1,865,792         Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 -
                        5/1/2032                                                   2,001,119
      1,533,378         Federal Home Loan Mortgage Corp., 8.000%, 5/1/2030 -
                        7/1/2032                                                   1,654,136
      65,005            Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030         70,537
      32,759            Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 -
                        5/1/2025                                                   36,231
                        Total                                                      124,593,490
                        Federal National Mortgage Association--20.5%
      4,585,231         Federal National Mortgage Association, 4.500%,
                        11/1/2018                                                  4,580,829
      19,275,206        Federal National Mortgage Association, 5.000%,
                        2/1/2018 - 7/1/2034                                        19,320,064
      19,221,812        Federal National Mortgage Association, 5.500%,
                        3/1/2023 - 9/1/2034                                        19,596,038
      23,936,800  2     Federal National Mortgage Association, 6.000%,
                        5/1/2014 - 10/1/2034                                       24,856,481
      4,698,208         Federal National Mortgage Association, 6.500%,
                        11/1/2014 - 4/1/2032                                       4,960,566
      3,724,226         Federal National Mortgage Association, 7.000%,
                        3/1/2015 - 4/1/2032                                        3,952,174
      1,084,022         Federal National Mortgage Association, 7.500%,
                        5/1/2015 - 2/1/2032                                        1,161,710
      66,493            Federal National Mortgage Association, 8.000%,
                        7/1/2030                                                   71,854
                        Total                                                      78,499,716
                        Government National Mortgage Association--6.4%
      5,975,262         Government National Mortgage Association, 5.000%,
                        7/15/2034                                                  5,947,835
      4,182,722         Government National Mortgage Association, 5.500%,
                        1/15/2033 - 2/15/2034                                      4,263,365
      7,189,106         Government National Mortgage Association, 6.000%,
                        4/15/2029 - 10/15/2033                                     7,463,631
      5,893,613         Government National Mortgage Association, 6.500%,
                        12/15/2023 - 5/15/2032                                     6,227,331
      248,987           Government National Mortgage Association, 7.500%,
                        10/15/2026 - 3/20/2030                                     267,863
      299,130           Government National Mortgage Association, 8.000%,
                        12/15/2029 - 4/15/2030                                     325,687
      104,692           Government National Mortgage Association, 9.500%,
                        11/15/2016                                                 117,725
                        Total                                                      24,613,437
                        Total Mortgage Backed Securities (identified cost
                        $223,223,153)                                              227,706,643
                        Collateralized Mortgage Obligations--3.9%
      2,278,140         CHASE Mortgage Finance Corp. 2003-S15, Class 1A3,
                        6.000%, 1/25/2034                                          2,331,972
      3,033,779         Master Asset Securitization Trust 2003-8, Class 1A1,
                        5.500%, 9/25/2033                                          3,042,486
      1,804,430         Master Asset Securitization Trust 2003-8, Class 2A1,
                        4.500%, 9/25/2018                                          1,780,882
      1,908,902         Master Asset Securitization Trust 2003-9, Class 1A1,
                        5.000%, 10/25/2018                                         1,932,630
      3,207,509         Washington Mutual 2003-S6, Class 2A3, 4.750%,
                        7/25/2018                                                  3,208,599
      2,644,234         Wells Fargo Mortgage Backed Securities Trust 2003-18,
                        Class A1, 5.500%, 12/25/2033                               2,645,953
                        Total Collateralized Mortgage Obligations (identified
                        cost $14,857,488)                                          14,942,522
                        Asset-Backed Securities--0.0%
      110,219           Long Beach Asset Holdings Corp. 2003-2, Class N1,
                        7.627%, 6/25/2033 (IDENTIFIED COST $110,219)               110,137
                        Repurchase Agreements--24.4%
      3,000,000 3, 4    Interest in $96,500,000 joint repurchase agreement
                        with Goldman Sachs & Co., 1.730%, dated 9/15/2004 to
                        be repurchased at $3,004,181 on 10/14/2004,
                        collateralized by U.S. Government Agency Obligations
                        with various maturities to 9/1/2043, collateralized
                        market value $99,471,424                                   3,000,000
      7,427,000         Interest in $1,800,000,000 joint repurchase agreement
                        with Wachovia Securities, Inc., 1.910%, dated
                        9/30/2004 to be repurchased at $7,427,394 on
                        10/1/2004, collateralized by U.S. Government Agency
                        Obligations with various maturities to 3/1/2034,
                        collateralized market value $1,836,004,918                 7,427,000
      40,000,000        Interest in $1,000,000,000 joint repurchase agreement
                        with Bear Stearns & Co., Inc.,  1.910%, dated
                        9/30/2004 to be repurchased at $40,002,122 on
                        10/1/2004, collateralized by U.S. Government Agency
                        Obligations with various maturities to 6/15/2033,
                        collateralized market value $1,030,003,704 (held as
                        collateral for securities lending)                         40,000,000
      43,186,000        Interest in $500,000,000 joint repurchase agreement
                        with Greenwich Capital Markets, Inc., 1.910%, dated
                        9/30/2004 to be repurchased at $43,188,291 on
                        10/1/2004, collateralized by U.S. Government Agency
                        Obligations with various maturities to 1/25/2042,
                        collateralized market value $515,000,516 (held as
                        collateral for securities lending)                         43,186,000
                        Total Repurchase Agreements (at amortized cost)            93,613,000
                        Total Investments--123.0%
                        (identified cost $462,483,920)5                            470,798,600
                        other assets and liabilities--net--(23.0)%                 (88,101,114)
                        total net assets--100%                                  $   382,697,486



1    Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
     broker/dealers. As of September 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned         Market Value of Collateral
       $80,275,594                               $83,186,000


2    All  or  a  portion  of  these   securities  are  subject  to  dollar  roll
     transactions. Information regarding dollar roll transactions for the Fund for the quarter ended September 30, 2004, was as follows:



       Maximum amount outstanding during the period            $9,919,426
       Average amount outstanding during the period1           $6,679,653
       Average shares outstanding during the period            33,757,278
       Average debt per shares outstanding during the period   0.20


       1   The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended September 30, 2004.
3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
4      Securities held as collateral for dollar roll transactions.
5 The cost of investments for federal tax purposes amounts to $462,483,920. The net unrealized appreciation of investments for federal tax purposes was $8,314,680. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,608,832 and net unrealized depreciation from investments for those securities having an excess of cost over value of $294,152.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.










Federated Mid Cap Growth Strategies Fund II
Portfolio of Investments
September 30, 2004 (unaudited)




   Shares                                                                     Value
                      Common Stocks--100.0%
                      Consumer Discretionary--19.0%
   6,000              Black & Decker Corp.                              $     464,640
   14,900             Boyd Gaming Corp.                                       419,435
   8,300              Brunswick Corp.                                         379,808
   9,700              Choice Hotels International, Inc.                       558,623
   10,300     1       Coach, Inc.                                             436,926
   15,100             D. R. Horton, Inc.                                      499,961
   17,300   1, 2      Dick's Sporting Goods, Inc.                             616,226
   8,000              E.W. Scripps Co., Class A                               382,240
   5,600              Fortune Brands, Inc.                                    414,904
   24,000             Hilton Hotels Corp.                                     452,160
   6,300              Mandalay Resort Group                                   432,495
   8,400              Marriott International, Inc., Class A                   436,464
   8,500              Neiman-Marcus Group, Inc., Class A                      488,750
   8,800              Pulte Corp.                                             540,056
   27,500     1       Radio One, Inc.                                         391,325
   10,200             Sherwin-Williams Co.                                    448,392
   8,400      1       Starbucks Corp.                                         381,864
   11,600             Starwood Hotels & Resorts Worldwide, Inc.               538,472
   15,000             Station Casinos, Inc.                                   735,600
   14,900   1, 2      Urban Outfitters, Inc.                                  512,560
   19,000     1       WCI Communities, Inc.                                   442,700
   21,500   1, 2      XM Satellite Radio Holdings, Inc., Class A              666,930
   14,600             Yum! Brands, Inc.                                       593,636
                      Total                                                   11,234,167
                      Consumer Staples--3.7%
   10,100             Alberto-Culver Co., Class B                             439,148
   12,900     1       BJ's Wholesale Club, Inc.                               352,686
   16,500             Church and Dwight, Inc.                                 462,990
   10,000     1       Constellation Brands, Inc., Class A                     380,600
   8,400      2       Reynolds American, Inc.                                 571,536
                      Total                                                   2,206,960
                      Energy--8.5%
   12,500             BJ Services Co.                                         655,125
   7,600      1       Cooper Cameron Corp.                                    416,784
   18,600             GlobalSantaFe Corp.                                     570,090
   14,800     1       Grant Prideco, Inc.                                     303,252
   47,700     1       Key Energy Group, Inc.                                  527,085
   13,000     1       Maverick Tube Corp.                                     400,530
   7,300      1       Nabors Industries Ltd.                                  345,655
   6,400              Noble Energy, Inc.                                      372,736
   9,000      1       Smith International, Inc.                               546,570
   12,100             Suncor Energy, Inc.                                     387,321
   15,900             XTO Energy, Inc.                                        516,432
                      Total                                                   5,041,580
                      Financials--5.8%
   13,800     1       Americredit Corp.                                       288,144
   7,000              Capital One Financial Corp.                             517,300
   7,800              City National Corp.                                     506,610
   9,798              Countrywide Financial Corp.                             385,943
   7,350              Legg Mason, Inc.                                        391,534
   27,300             New York Community Bancorp, Inc.                        560,742
   6,300              Redwood Trust, Inc.                                     393,246
   18,500             Sovereign Bancorp, Inc.                                 403,670
                      Total                                                   3,447,189
                      Healthcare--16.4%
   6,700              Aetna, Inc.                                             669,531
   6,900              Beckman Coulter, Inc.                                   387,228
   6,900              CIGNA Corp.                                             480,447
   15,600     1       Caremark Rx, Inc.                                       500,292
   14,300     1       Covance, Inc.                                           571,571
   9,750      1       Coventry Health Care, Inc.                              520,358
   17,700     1       DaVita, Inc.                                            551,355
   31,700   1, 2      Elan Corp. PLC, ADR                                     741,780
   12,600     1       Gilead Sciences, Inc.                                   470,988
   9,400      1       Kinetic Concepts, Inc.                                  493,970
   11,500             Medicis Pharmaceutical Corp., Class A                   448,960
   6,300    1, 2      Patterson Cos., Inc.                                    482,328
   14,400     1       Protein Design Laboratories, Inc.                       281,952
   7,900      1       Respironics, Inc.                                       422,176
   8,800              Schering AG, ADR                                        552,200
   9,200      1       Sepracor, Inc.                                          448,776
   9,600      1       Sierra Health Services, Inc.                            460,128
   15,800   1, 2      VCA Antech, Inc.                                        325,954
   10,600     1       Waters Corp.                                            467,460
   4,800      1       Zimmer Holdings, Inc.                                   379,392
                      Total                                                   9,656,846
                      Industrials--13.5%
   7,100      1       Alliant Techsystems, Inc.                               429,550
   9,200      1       American Standard Cos.                                  357,972
   7,700              Cooper Industries, LTD., Class A                        454,300
   7,000              Corporate Executive Board Co.                           428,680
   5,600              Cummins, Inc.                                           413,784
   9,800              Eaton Corp.                                             621,418
   7,900              Expeditors International Washington, Inc.               408,430
   17,100             Hunt (J.B.) Transportation Services, Inc.               635,094
   14,900             Joy Global, Inc.                                        512,262
   8,500              L-3 Communications Holdings, Inc.                       569,500
   20,800             Masco Corp.                                             718,224
   7,300              Precision Castparts Corp.                               438,365
   10,900             Rockwell Automation, Inc.                               421,830
   18,200             Tyco International Ltd.                                 558,012
   12,200     2       UTI Worldwide, Inc.                                     717,482
   10,100     1       Wabash National Corp.                                   277,447
                      Total                                                   7,962,350
                      Information Technology--22.2%
   126,800    2       ARM Holdings PLC, ADR                                   579,476
   42,400     1       ASM Lithography Holding NV                              545,688
   5,900      1       Affiliated Computer Services, Inc., Class A             328,453
   29,400     1       Altera Corp.                                            575,358
   21,000     1       Amdocs Ltd.                                             458,430
   13,500     1       Apple Computer, Inc.                                    523,125
   13,900             Autodesk, Inc.                                          675,957
   37,500     1       Avaya, Inc.                                             522,750
   19,400     1       Cymer, Inc.                                             556,004
   28,300     1       Freescale Semiconductor, Inc., Class A                  404,690
   11,800             Harris Corp.                                            648,292
   22,800             Intersil Holding Corp.                                  363,204
   17,000     1       Jabil Circuit, Inc.                                     391,000
   11,900     1       KLA-Tencor Corp.                                        493,612
   26,300     1       Lam Research Corp.                                      575,444
   3,400      1       Lexmark International Group, Class A                    285,634
   7,000              Maxim Integrated Products, Inc.                         296,030
   36,300     1       McAfee, Inc.                                            729,630
   9,300              Plantronics, Inc.                                       402,132
   12,800             Qualcomm, Inc.                                          499,712
   27,500   1, 2      RSA Security, Inc.                                      530,750
   12,100             SAP AG (Systeme, Anwendungen, Produkte in der
                      Datenverarbeitung), ADR                                 471,295
   13,600     1       Symantec Corp.                                          746,368
   14,800             Tektronix, Inc.                                         492,100
   13,600     1       Yahoo, Inc.                                             461,176
   8,700    1, 2      Zebra Technologies Corp., Class A                       530,787
                      Total                                                   13,087,097
                      Materials--8.6%
   39,900             Agrium, Inc.                                            708,624
   15,100             Ecolab, Inc.                                            474,744
   44,100     1       GrafTech International Ltd.                             615,195
   12,400             Monsanto Co.                                            451,608
   15,000             Nova Chemicals Corp.                                    580,500
   9,200      2       Peabody Energy Corp.                                    547,400
   6,100              Phelps Dodge Corp.                                      561,383
   9,400              Potash Corporation of Saskatchewan, Inc.                603,198
   7,600              Temple-Inland, Inc.                                     510,340
                      Total                                                   5,052,992
                      Telecommunication Services--0.8%
   29,500     1       American Tower Systems Corp.                            452,825
                      Utilities--1.5%
   42,400     1       AES Corp.                                               423,576
   10,600             Pinnacle West Capital Corp.                             439,900
                      Total                                                   863,476
                      Total Common Stocks
                      (identified cost $50,223,824)                           59,005,482
                      Repurchase AgreementS--8.0%
   8,000              Interest in $1,800,000,000 joint repurchase
                      agreement with Wachovia Securities, Inc.,
                      1.91%, dated 9/30/2004, to be repurchased at
                      $8,000 on 10/1/2004, collateralized by U.S.
                      Government Agency Obligations with various
                      maturities to 3/1/2034, collateral market
                      value $1,836,004,918                                    8,000
                      Interest in $500,000,000 joint repurchase
   4,741,000          agreement with Greenwich Capital Markets Inc.,
                      1.91%, dated 9/30/2004, to be repurchased at
                      $4,741,252 on 10/1/2004, collateralized by
                      U.S. Government Agency Obligations with
                      various maturities to 1/25/2042, collateral
                      market value $515,000,516 (held as collateral
                      for securities lending)                                 4,741,000
                      Total repurchase agreements (at amortized cost)         4,749,000
                      Total Investments --108.0%
                      (identified cost $54,972,824)3                          63,754,482
                      other assets and liabilities - net--(8.0)%              (4,737,980)
                      total net assets--100%                             $    59,016,502


1      Non-income producing security.
2 All or a portion of these shares are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned   Market Value of Collateral
       $4,637,554                                $4,741,000


3 The cost of investments for federal tax purposes amounts to $54,972,824. The net unrealized appreciation of investments for federal tax purposes was $8,781,658. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,318,845 and net unrealized depreciation from investments for those securities having an excess of cost over value of $537,187.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:
ADR    --   American Depositary Receipt










Federated High Income Bond Fund II
Portfolio of Investments
September 30, 2004 (unaudited)


   Principal
   Amount or
   Shares                                                                      Value


                       Corporate Bonds--95.6%
                       Aerospace / Defense--1.5%
$  825,000             Alliant Techsystems, Inc., Sr. Sub. Note,
                       8.50%, 5/15/2011                                  $     903,375
   500,000      1,2    Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011              538,750
   325,000       3     Condor Systems, Inc., Sr. Sub. Note, Series B,
                       11.875%, 5/1/2009                                       18,200
   725,000             Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008         815,625
   2,200,000           L-3 Communications Corp., Sr. Sub. Note,
                       6.125%, 1/15/2014                                       2,211,000
   1,125,000           TransDigm, Inc., Sr. Sub. Note, 8.375%,
                       7/15/2011                                               1,209,375
                       TOTAL                                                   5,696,325
                       Automotive--2.7%
   525,000             Accuride Corp., Sr. Sub. Note, Series B,
                       9.25%, 2/1/2008                                         539,437
   1,125,000           Advanced Accessory Systems LLC, Sr. Note,
                       10.75%, 6/15/2011                                       1,063,125
   825,000             General Motors Corp., Note, 7.125%, 7/15/2013           864,303
   1,075,000           General Motors Corp., Note, 8.375%, 7/15/2033           1,146,509
   925,000      1,2    Stanadyne Corp., Sr. Sub. Note, 10.00%,
                       8/15/2014                                               966,625
   1,225,000           Stoneridge, Inc., Company Guarantee, 11.50%,
                       5/1/2012                                                1,393,437
   1,704,000           TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                       2/15/2013                                               2,036,280
   925,000      1,2    Transportation Technologies Industries, Inc.,
                       Sr. Sub. Note, 12.50%, 3/31/2010                        953,906
   1,250,000           United Components, Inc., Sr. Sub. Note,
                       9.375%, 6/15/2013                                       1,353,125
                       TOTAL                                                   10,316,747
                       Building Materials--2.7%
   1,475,000   1,2,4   AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%,
                       3/1/2014                                                1,080,437
   725,000             Associated Materials, Inc., Company Guarantee,
                       9.75%, 4/15/2012                                        835,562
   750,000             Collins & Aikman Floorcoverings, Inc., Company
                       Guarantee, 9.75%, 2/15/2010                             798,750
   1,050,000           ERICO International Corp., Sr. Sub. Note,
                       8.875%, 3/1/2012                                        1,092,000
   1,475,000           Euramax International PLC, Sr. Sub. Note,
                       8.50%, 8/15/2011                                        1,578,250
   350,000             Legrand SA, Sr. Note, 10.50%, 2/15/2013                 411,250
   700,000      1,2    Norcraft Cos. LLC, Sr. Sub. Note, 9.00%,
                       11/1/2011                                               766,500
   2,025,000   1,2,4   Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%,
                       9/1/2012                                                1,478,250
   500,000      1,2    Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                       9/1/2014                                                526,250
   975,000      1,2    Ply Gem Industries, Inc., Sr. Sub. Note,
                       9.00%, 2/15/2012                                        977,437
   725,000             U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
                       4/1/2014                                                761,250
                       TOTAL                                                   10,305,936
                       Chemicals--5.9%
   1,475,000    1,2    BCP Caylux Holding LUX SCA, Sr. Sub. Note,
                       9.625%, 6/15/2014                                       1,600,375
   1,025,000    1,2    Borden U.S. Finance Corp., Sr. Secd. Note,
                       9.00%, 7/15/2014                                        1,081,375
   950,000             Compass Minerals Group, Inc., Sr. Sub. Note,
                       10.00%, 8/15/2011                                       1,068,750
   1,225,000     4     Compass Minerals International, Inc., Sr.
                       Disc. Note, 0/12.00%, 6/1/2013                          973,875
   875,000       4     Compass Minerals International, Inc., Sr.
                       Disc. Note, 0/12.75%, 12/15/2012                        739,375
   2,325,000   1,2,4   Crystal US Holdings, Sr. Disc. Note, 0/10.50%,
                       10/1/2014                                               1,400,812
   1,375,000           Equistar Chemicals LP, Sr. Note, 10.125%,
                       9/1/2008                                                1,557,187
   750,000             FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009            879,375
   725,000      1,2    Huntsman Advanced Materials, Inc., Sr. Secd.
                       Note, 11.00%, 7/15/2010                                 844,625
   2,050,000           Huntsman ICI Chemicals LLC, Sr. Sub. Note,
                       10.125%, 7/1/2009                                       2,162,750
   1,075,000    1,2    Invista, Unit, 9.25%, 5/1/2012                          1,155,625
   775,000             Koppers, Inc., Sr. Secd. Note, 9.875%,
                       10/15/2013                                              860,250
   375,000             Lyondell Chemical Co., Sr. Secd. Note, 10.50%,
                       6/1/2013                                                435,000
   1,075,000           Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
                       12/15/2008                                              1,178,468
   1,035,000           Lyondell Chemical Co., Sr. Secd. Note, 9.875%,
                       5/1/2007                                                1,098,394
   1,075,000           Lyondell Chemical Co., Sr. Sub. Note, 10.875%,
                       5/1/2009                                                1,144,875
   1,000,000   1,2,4   Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014            715,000
   325,000             Nalco Co., Sr. Note, 7.75%, 11/15/2011                  346,125
   1,025,000           Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013            1,107,000
   250,000             Rhodia SA, Sr. Note, 7.625%, 6/1/2010                   234,375
   525,000             Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011              459,375
   650,000             Union Carbide Corp., Deb., 7.50%, 6/1/2025              624,000
   100,000             Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023         98,000
   1,025,000           Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022          1,032,687
                       TOTAL                                                   22,797,673
                       Construction Machinery--1.8%
   1,175,000           AGCO Corp., Sr. Note, 9.50%, 5/1/2008                   1,274,875
   1,750,000    1,2    Case New Holland, Sr. Note, 9.25%, 8/1/2011             1,968,750
   975,000       3     Clark Material Handling Corp., Sr. Note,
                       10.75%, 11/15/2006                                      0
   200,000             Columbus McKinnon Corp., Sr. Secd. Note,
                       10.00%, 8/1/2010                                        221,000
   1,375,000           Columbus McKinnon Corp., Sr. Sub. Note, 8.50%,
                       4/1/2008                                                1,347,500
   1,325,000           NationsRent Cos., Inc., Sr. Secd. Note, 9.50%,
                       10/15/2010                                              1,444,250
   725,000             United Rentals, Inc., Sr. Note, 6.50%,
                       2/15/2012                                               701,437
                       TOTAL                                                   6,957,812
                       Consumer Products--4.6%
   1,475,000           Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012          1,637,250
   350,000      1,2    American Achievement Corp., Sr. Sub. Note,
                       8.25%, 4/1/2012                                         369,250
   1,125,000    1,2    Ames True Temper, Inc., Sr. Sub. Note, 10.00%,
                       7/15/2012                                               1,154,531
   1,450,000           Armkel Finance, Inc., Sr. Sub. Note, 9.50%,
                       8/15/2009                                               1,587,750
   725,000             Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014           741,312
   200,000       3     Diamond Brands Operating Corp., Sr. Sub. Note,
                       10.125%, 4/15/2008                                      0
   250,000       3     Diamond Brands, Inc., Sr. Disc. Deb., 12.875%,
                       4/15/2009                                               0
   700,000             ICON Health & Fitness, Inc., Company
                       Guarantee, 11.25%, 4/1/2012                             752,500
   2,150,000     4     Jostens Holding Corp., Discount Bond,
                       0/10.25%, 12/1/2013                                     1,488,875
   1,200,000    1,2    Jostens IH Corp., 7.625%, 10/1/2012                     1,212,000
   825,000             Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010          927,539
   175,000      1,2    K2, Inc., Sr. Note, 7.375%, 7/1/2014                    186,375
   850,000      1,2    Leiner Health Products, Unsecd. Note, 11.00%,
                       6/1/2012                                                907,375
   1,425,000           Playtex Products, Inc., Company Guarantee,
                       9.375%, 6/1/2011                                        1,467,750
   875,000             Sealy Mattress Co., Sr. Sub. Note, 8.25%,
                       6/15/2014                                               888,125
   1,000,000    1,2    Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014           1,045,000
   455,000             Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010          519,837
   825,000             True Temper Sports, Inc., Sr. Sub. Note,
                       8.375%, 9/15/2011                                       771,375
   1,250,000           United Industries Corp., Sr. Sub. Note, Series
                       D, 9.875%, 4/1/2009                                     1,312,500
   800,000             WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011             870,000
                       TOTAL                                                   17,839,344
                       Diversified--1.2%
   4,600,000    1,2    Dow Jones Credit Derivative Index High Yield,
                       Pass Thru Cert., Series 3-2, 6.375%, 12/29/2009         4,697,750
                       Diversified Manufacturing--0.2%
   825,000      1,2    Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012         860,062
                       Energy--1.8%
   1,200,000           CITGO Petroleum Corp., Sr. Note, 11.375%,
                       2/1/2011                                                1,419,000
   1,300,000           Compton Petroleum Corp., Sr. Note, 9.90%,
                       5/15/2009                                               1,449,500
   500,000             Continental Resources, Inc., Sr. Sub. Note,
                       10.25%, 8/1/2008                                        520,000
   325,000             Lone Star Technologies, Inc., Company
                       Guarantee, Series B, 9.00%, 6/1/2011                    349,375
   325,000             Magnum Hunter Resources, Inc., Sr. Note,
                       9.60%, 3/15/2012                                        368,875
   900,000             Petroleum Helicopters, Inc., Company
                       Guarantee, Series B, 9.375%, 5/1/2009                   972,000
   350,000             Range Resources Corp., Sr. Sub. Note, 7.375%,
                       7/15/2013                                               369,250
   1,200,000           Swift Energy Co., Sr. Sub. Note, 9.375%,
                       5/1/2012                                                1,350,000
                       TOTAL                                                   6,798,000
                       Entertainment--2.6%
   200,000      1,2    AMC Entertainment, Inc., Sr. Sub. Note, 8.00%,
                       3/1/2014                                                189,000
   1,475,000           AMC Entertainment, Inc., Sr. Sub. Note,
                       9.875%, 2/1/2012                                        1,534,000
   750,000             Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013            841,875
   2,200,000     4     Cinemark, Inc., Sr. Disc. Note, 0/9.75%,
                       3/15/2014                                               1,523,500
   975,000             Intrawest Corp., Company Guarantee, 10.50%,
                       2/1/2010                                                1,057,875
   875,000      1,2    Intrawest Corp., Sr. Note, 7.50%, 10/15/2013            911,094
   1,500,000    1,2    Loews Cineplex Entertainment Corp., Sr. Sub.
                       Note, 9.00%, 8/1/2014                                   1,556,250
   2,150,000           Universal City Development Partners Ltd., Sr.
                       Note, 11.75%, 4/1/2010                                  2,515,500
                       TOTAL                                                   10,129,094
                       Environmental--1.7%
   2,750,000           Allied Waste North America, Inc., Company
                       Guarantee, Series B, 9.25%, 9/1/2012                    3,073,125
   1,600,000           Allied Waste North America, Inc., Sr. Secd.
                       Note, 6.125%, 2/15/2014                                 1,500,000
   900,000      1,2    Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
                       7/15/2012                                               954,000
   925,000             Synagro Technologies, Inc., Sr. Sub. Note,
                       9.50%, 4/1/2009                                         994,375
                       TOTAL                                                   6,521,500
                       Financial Institutions--0.4%
   1,000,000           Dollar Financial Group, Inc., Company
                       Guarantee, 9.75%, 11/15/2011                            1,065,000
   425,000      1,2    Standard Aero Holdings, Inc., Sr. Sub. Note,
                       8.25%, 9/1/2014                                         442,000
                       TOTAL                                                   1,507,000
                       Food & Beverage--5.8%
   413,000             Agrilink Foods, Inc., Company Guarantee,
                       11.875%, 11/1/2008                                      433,650
   1,400,000           American Seafoods Group LLC, Company
                       Guarantee, 10.125%, 4/15/2010                           1,498,000
   800,000             B&G Foods, Inc., Company Guarantee, Series D,
                       9.625%, 8/1/2007                                        820,800
   950,000             Constellation Brands, Inc., Company Guarantee,
                       Series B, 8.00%, 2/15/2008                              1,050,937
   1,800,000           Del Monte Corp., Company Guarantee, Series B,
                       9.25%, 5/15/2011                                        1,989,000
   850,000             Del Monte Corp., Sr. Sub. Note, 8.625%,
                       12/15/2012                                              949,875
   1,300,000           Dole Food, Inc., Company Guarantee, 7.25%,
                       6/15/2010                                               1,348,750
   1,250,000           Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009             1,368,750
   725,000             Eagle Family Foods, Inc., Sr. Sub. Note,
                       8.75%, 1/15/2008                                        554,625
   1,000,000           Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014            1,115,000
   1,075,000           Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                       11/15/2013                                              1,131,437
   575,000             National Beef Packaging Co. LLC, Sr. Note,
                       10.50%, 8/1/2011                                        592,250
   1,250,000    1,2    Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
                       7/15/2012                                               1,293,750
   500,000             Pilgrim's Pride Corp., Sr. Note, 9.625%,
                       9/15/2011                                               562,500
   875,000             Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                       11/15/2013                                              966,875
   1,000,000           Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%,
                       8/1/2011                                                1,082,500
   1,775,000           Smithfield Foods, Inc., Note, 7.75%, 5/15/2013          1,934,750
   450,000             Smithfield Foods, Inc., Sr. Sub. Note, 7.625%,
                       2/15/2008                                               482,625
   575,000             Swift & Co., Sr. Note, 10.125%, 10/1/2009               633,937
   625,000             Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010            693,750
   1,600,000   1,2,4   UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                       7/15/2012                                               1,232,000
   325,000      1,2    United Agri Products, Inc., Sr. Note, 8.25%,
                       12/15/2011                                              352,625
                       TOTAL                                                   22,088,386
                       Gaming--5.6%
   300,000             Boyd Gaming Corp., Sr. Sub. Note, 7.75%,
                       12/15/2012                                              323,250
   1,325,000           Boyd Gaming Corp., Sr. Sub. Note, 8.75%,
                       4/15/2012                                               1,484,000
   725,000             Isle of Capri Casinos, Inc., Company
                       Guarantee, 9.00%, 3/15/2012                             808,375
   400,000             Isle of Capri Casinos, Inc., Sr. Sub. Note,
                       Series WI, 7.00%, 3/1/2014                              404,000
   625,000             MGM Grand, Inc., Sr. Sub. Note, 8.375%,
                       2/1/2011                                                692,969
   3,050,000           MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007         3,404,562
   1,150,000           MTR Gaming Group, Inc., Company Guarantee,
                       Series B, 9.75%, 4/1/2010                               1,259,250
   825,000             Majestic Star Casino LLC, Company Guarantee,
                       9.50%, 10/15/2010                                       845,625
   1,650,000           Mandalay Resort Group, Sr. Sub. Note, 10.25%,
                       8/1/2007                                                1,881,000
   750,000             Mohegan Tribal Gaming Authority, Sr. Sub.
                       Note, 6.375%, 7/15/2009                                 781,875
   900,000             Mohegan Tribal Gaming Authority, Sr. Sub.
                       Note, 8.00%, 4/1/2012                                   999,000
   2,525,000           Park Place Entertainment Corp., Sr. Sub. Note,
                       7.875%, 3/15/2010                                       2,865,875
   700,000             Penn National Gaming, Inc., Company Guarantee,
                       11.125%, 3/1/2008                                       759,500
   725,000             Penn National Gaming, Inc., Company Guarantee,
                       8.875%, 3/15/2010                                       798,406
   275,000             Station Casinos, Inc., Sr. Note, 6.00%,
                       4/1/2012                                                283,250
   850,000             Station Casinos, Inc., Sr. Sub. Note, 6.50%,
                       2/1/2014                                                869,125
   1,050,000           Sun International Hotels Ltd., Sr. Sub. Note,
                       8.875%, 8/15/2011                                       1,156,312
   1,175,000           Venetian Casino/LV Sands, Company Guarantee,
                       11.00%, 6/15/2010                                       1,365,937
   544,000             Wynn Las Vegas LLC, Second Mortgage Notes,
                       12.00%, 11/1/2010                                       682,720
                       TOTAL                                                   21,665,031
                       Healthcare--4.0%
   1,575,000           AmeriPath, Inc., Company Guarantee, 10.50%,
                       4/1/2013                                                1,614,375
   1,025,000           Ardent Health Services, Sr. Sub. Note, 10.00%,
                       8/15/2013                                               1,040,375
   375,000      1,2    Concentra Operating Corp., Sr. Sub. Note,
                       9.125%, 6/1/2012                                        412,500
   300,000             Concentra Operating Corp., Sr. Sub. Note,
                       9.50%, 8/15/2010                                        333,000
   1,825,000           Fisher Scientific International, Inc., Sr.
                       Sub. Note, 8.00%, 9/1/2013                              2,053,125
   1,000,000           HCA - The Healthcare Corp., Sr. Note, 6.91%,
                       6/15/2005                                               1,022,854
   1,250,000           HCA - The Healthcare Corp., Sr. Note, 7.875%,
                       2/1/2011                                                1,415,429
   2,175,000           HCA Inc., Sr. Note, 6.75%, 7/15/2013                    2,316,088
   550,000             Hanger Orthopedic Group, Inc., Company
                       Guarantee, 10.375%, 2/15/2009                           508,750
   610,293             Magellan Health Services, Inc., Sr. Note,
                       Series A, 9.375%, 11/15/2008                            663,693
   1,075,000    1,2    Medical Device Manufacturing, Inc., Sr. Sub.
                       Note, 10.00%, 7/15/2012                                 1,144,875
   750,000             Sybron Dental Specialties, Inc., Company
                       Guarantee, 8.125%, 6/15/2012                            815,625
   675,000      1,2    Tenet Healthcare Corp., Note, 9.875%, 7/1/2014          708,750
   350,000      1,2    VWR International, Inc., Sr. Sub. Note, 8.00%,
                       4/15/2014                                               371,875
   1,000,000    1,2    Vanguard Health Holdings II, Sr. Sub. Note,
                       9.00%, 10/1/2014                                        1,007,500
                       TOTAL                                                   15,428,814
                       Industrial - Other--4.6%
   725,000             Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012            743,125
   750,000      1,2    Amsted Industries, Inc., Sr. Note, 10.25%,
                       10/15/2011                                              828,750
   1,225,000           Brand Services, Inc., Company Guarantee,
                       12.00%, 10/15/2012                                      1,396,500
   600,000      1,2    Coleman Cable, Inc., Sr. Note, 9.875%,
                       10/1/2012                                               612,750
   1,750,000           Eagle Picher Industries, Inc., Sr. Note,
                       9.75%, 9/1/2013                                         1,793,750
   550,000             Foamex LP, Company Guarantee, 10.75%, 4/1/2009          519,750
   525,000             Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007             396,375
   1,150,000           Interline Brands, Inc., Sr. Sub. Note, 11.50%,
                       5/15/2011                                               1,282,250
   850,000      1,2    Mueller Group, Inc., Sr. Sub. Note, 10.00%,
                       5/1/2012                                                922,250
   1,300,000    1,2    Neenah Corp., Sr. Secd. Note, 11.00%,
                       9/30/2010                                               1,426,750
   833,333      1,2    Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013          862,500
   1,300,000           Norcross Safety Products, Sr. Sub. Note,
                       Series B, 9.875%, 8/15/2011                             1,417,000
   1,150,000           Rexnord Corp., Company Guarantee, 10.125%,
                       12/15/2012                                              1,305,250
   1,300,000           Sensus Metering Systems, Inc., Sr. Sub. Note,
                       8.625%, 12/15/2013                                      1,332,500
   1,150,000    1,2    Superior Essex Communications LLC, Sr. Note,
                       9.00%, 4/15/2012                                        1,155,750
   450,000             Thermadyne Holdings Corp., Sr. Secd. Note,
                       9.25%, 2/1/2014                                         439,875
   450,000      1,2    Valmont Industries, Inc., Sr. Sub. Note,
                       6.875%, 5/1/2014                                        465,750
   700,000             WESCO Distribution, Inc., Sr. Sub. Note,
                       9.125%, 6/1/2008                                        725,375
                       TOTAL                                                   17,626,250
                       Lodging--2.3%
   725,000             Courtyard by Marriott II LP, Sr. Note, 10.75%,
                       2/1/2008                                                732,250
   223,000             HMH Properties, Inc., Sr. Note, Series B,
                       7.875%, 8/1/2008                                        230,526
   1,325,000           Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011         1,571,781
   1,675,000           Host Marriott LP, Unsecd. Note, 7.125%,
                       11/1/2013                                               1,767,125
   850,000             Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
                       6/15/2013                                               930,750
   1,000,000           Royal Caribbean Cruises Ltd., Sr. Note, 8.00%,
                       5/15/2010                                               1,131,250
   550,000             Starwood Hotels & Resorts Worldwide, Inc.,
                       Company Guarantee, 7.875%, 5/1/2012                     624,937
   1,725,000           Starwood Hotels & Resorts Worldwide, Inc.,
                       Note, 7.375%, 5/1/2007                                  1,867,312
                       TOTAL                                                   8,855,931
                       Media - Cable--2.9%
   2,075,000           CSC Holdings, Inc., Sr. Note, 7.875%,
                       12/15/2007                                              2,212,469
   925,000             CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009         987,437
   1,225,000    1,2    Cablevision Systems Corp., Sr. Note, 8.00%,
                       4/15/2012                                               1,286,250
   625,000       4     Charter Communications Holdings Capital Corp.,
                       Sr. Disc. Note, 0/13.50%, 1/15/2011                     450,000
   1,125,000           Charter Communications Holdings Capital Corp.,
                       Sr. Disc. Note, 9.92%, 4/1/2011                         871,875
   700,000             Charter Communications Holdings Capital Corp.,
                       Sr. Note, 10.00%, 5/15/2011                             542,500
   1,850,000           Charter Communications Holdings II, Sr. Note,
                       10.25%, 9/15/2010                                       1,898,562
   2,100,000    1,2    Kabel Deutschland GMBH, Sr. Note, 10.625%,
                       7/1/2014                                                2,299,500
   400,000             Rogers Cablesystems Ltd., Sr. Sub. GTD. Note,
                       11.00%, 12/1/2015                                       450,000
                       TOTAL                                                   10,998,593
                       Media - Non-Cable--9.4%
   1,925,000           Advanstar Communications, Company Guarantee,
                       Series B, 12.00%, 2/15/2011                             2,069,375
   775,000       4     Advanstar, Inc., Company Guarantee, Series B,
                       0/15.00%, 10/15/2011                                    662,625
   675,000             Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                       2/15/2012                                               725,625
   1,150,000           American Media Operations, Inc., Company
                       Guarantee, Series B, 10.25%, 5/1/2009                   1,216,125
   450,000             American Media Operations, Inc., Sr. Sub.
                       Note, 8.875%, 1/15/2011                                 469,125
   525,000             Block Communications, Inc., Company Guarantee,
                       9.25%, 4/15/2009                                        557,812
   400,000      1,2    Cadmus Communications Corp., Sr. Sub. Note,
                       8.375%, 6/15/2014                                       433,000
   1,925,000           DIRECTV Holdings LLC, Sr. Note, 8.375%,
                       3/15/2013                                               2,199,312
   1,576,000           Dex Media East LLC, Company Guarantee,
                       12.125%, 11/15/2012                                     1,970,000
   2,222,000           Dex Media West LLC, Sr. Sub. Note, Series B,
                       9.875%, 8/15/2013                                       2,621,960
   1,425,000     4     Dex Media, Inc., Discount Bond, 0/9.00%,
                       11/15/2013                                              1,050,937
   1,800,000           Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008          1,818,000
   775,000             Echostar DBS Corp., Sr. Note, 6.375%, 10/1/2011         788,562
   375,000      1,2    Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014         374,531
   350,000      1,2    Fisher Communications, Inc., Sr. Note, 8.625%,
                       9/15/2014                                               365,750
   750,000       4     Houghton Mifflin Co., Sr. Disc. Note,
                       0/11.50%, 10/15/2013                                    457,500
   1,100,000           Lamar Media Corp., Sr. Sub. Note, 7.25%,
                       1/1/2013                                                1,188,000
   800,000             Liberty Group Ltd., Sr. Sub. Note, 9.375%,
                       2/1/2008                                                810,000
   925,000       4     NBC Acqusition Corp., Sr. Disc. Note,
                       0/11.00%, 3/15/2013                                     633,625
   825,000             Nebraska Book Co., Inc., Sr. Sub. Note,
                       8.625%, 3/15/2012                                       825,000
   1,250,000    1,2    PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014              1,306,250
   2,075,000   1,2,4   PanAmSat Holding Corp., Sr. Disc. Note,
                       0/10.375%, 11/1/2014                                    1,221,656
   725,000       4     Quebecor Media Inc., Sr. Disc. Note, 0/13.75%,
                       7/15/2011                                               703,250
   875,000             Quebecor Media Inc., Sr. Note, 11.125%,
                       7/15/2011                                               1,015,000
   1,400,000    1,2    R. H. Donnelly Finance Corp., Sr. Sub. Note,
                       10.875%, 12/15/2012                                     1,704,500
   1,125,000    1,2    Rainbow National Services LLC, Sr. Sub. Note,
                       10.375%, 9/1/2014                                       1,184,062
   275,000             Readers Digest Association, Inc., Sr. Note,
                       Series 144A, 6.50%, 3/1/2011                            284,625
   950,000             Sinclair Broadcast Group, Inc., Sr. Sub. Note,
                       8.00%, 3/15/2012                                        990,375
   2,725,000           Vertis, Inc., Sr. Note, Series B, 10.875%,
                       6/15/2009                                               2,943,000
   934,893       4     XM Satellite Radio, Inc., Sec. Fac. Bond,
                       0/14.00%, 12/31/2009                                    930,218
   560,000             XM Satellite Radio, Inc., Sr. Secd. Note,
                       12.00%, 6/15/2010                                       658,000
   894,000       4     Yell Finance BV, Sr. Disc. Note, 0/13.50%,
                       8/1/2011                                                880,590
   650,000             Yell Finance BV, Sr. Note, 10.75%, 8/1/2011             757,250
   160,819             Ziff Davis Media, Inc., Company Guarantee,
                       Series  , 12.00%, 8/12/2009                             156,798
                       TOTAL                                                   35,972,438
                       Metals & Mining--1.6%
   800,000             California Steel Industries, Inc., Sr. Note,
                       6.125%, 3/15/2014                                       784,000
   325,000             Commonwealth Aluminum Corp., Sr. Sub. Note,
                       10.75%, 10/1/2006                                       327,437
   1,325,000           Imco Recycling, Inc., Sr. Secd. Note, 10.375%,
                       10/15/2010                                              1,464,125
   700,000             Ispat Inland ULC, Sr. Secd. Note, 9.75%,
                       4/1/2014                                                775,250
   625,000       3     Republic Technologies International, Inc.,
                       Company Guarantee, 13.75%, 7/15/2009                    0
   975,000             Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006         1,033,500
   1,093,000           United States Steel Corp., Sr. Note, 9.75%,
                       5/15/2010                                               1,256,950
   625,000      1,2    Wise Metals Group LLC, Sr. Secd. Note, 10.25%,
                       5/15/2012                                               631,250
                       TOTAL                                                   6,272,512
                       Packaging--3.0%
   1,300,000           Berry Plastics Corp., Company Guarantee,
                       10.75%, 7/15/2012                                       1,475,500
   1,375,000           Graham Packaging Co., Sr. Sub. Note, 8.75%,
                       1/15/2008                                               1,421,406
   800,000             Graham Packaging Co., Sub. Note, 5.485%,
                       1/15/2008                                               803,000
   525,000      1,2    Graham Packaging Co., Sub. Note, 8.50%,
                       10/15/2012                                              538,125
   800,000             Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                       8/1/2012                                                896,000
   825,000             Huntsman Packaging Corp., Company Guarantee,
                       13.00%, 6/1/2010                                        713,625
   725,000             Owens-Brockway Glass Container, Inc., Company
                       Guarantee, 7.75%, 5/15/2011                             775,750
   625,000             Owens-Brockway Glass Container, Inc., Company
                       Guarantee, 8.25%, 5/15/2013                             668,750
   1,000,000           Owens-Brockway Glass Container, Inc., Sr.
                       Secd. Note, 8.875%, 2/15/2009                           1,092,500
   1,050,000           Owens-Illinois, Inc., Sr. Note, 8.10%,
                       5/15/2007                                               1,107,750
   250,000             Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009         261,250
   800,000             Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010           692,000
   132,444      1,2    Russell Stanley Holdings, Inc., Sr. Sub. Note,
                       9.00%, 11/30/2008                                       0
   1,175,000           Tekni-Plex, Inc., Company Guarantee, Series B,
                       12.75%, 6/15/2010                                       987,000
                       TOTAL                                                   11,432,656
                       Paper--3.9%
   125,000             Boise Cascade Corp., Sr. Note, 6.50%, 11/1/2010         140,000
   250,000             Boise Cascade Corp., Sr. Note, 7.00%, 11/1/2013         291,875
   5,150,000           Georgia-Pacific Corp., Sr. Note, 9.375%,
                       2/1/2013                                                6,089,875
   1,200,000           Graphic Packaging International Corp., Sr.
                       Sub. Note, 9.50%, 8/15/2013                             1,377,000
   400,000             Jefferson Smurfit Corp., Company Guarantee,
                       7.50%, 6/1/2013                                         424,000
   700,000             Jefferson Smurfit Corp., Company Guarantee,
                       8.25%, 10/1/2012                                        775,250
   1,150,000           MDP Acquisitions PLC, 9.625%, 10/1/2012                 1,305,250
   1,105,755           MDP Acquisitions PLC, Sub. Note, 15.50%,
                       10/1/2013                                               1,288,204
   750,000             Riverside Forest Products Ltd., Sr. Note,
                       7.875%, 3/1/2014                                        798,750
   1,375,000           Stone Container Corp., Sr. Note, 9.75%,
                       2/1/2011                                                1,529,688
   900,000             Tembec Industries, Inc., 8.50%, 2/1/2011                945,000
                       TOTAL                                                   14,964,892
                       Restaurants--0.6%
   275,000             Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010         292,875
   1,100,000           Carrols Corp., Company Guarantee, 9.50%,
                       12/1/2008                                               1,133,000
   675,000             Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011          734,063
                       TOTAL                                                   2,159,938
                       Retailers--3.8%
   1,175,000           Couche-Tard Financing Corp., Sr. Sub. Note,
                       7.50%, 12/15/2013                                       1,257,250
   1,000,000           FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014              1,002,500
   550,000      1,2    Finlay Fine Jewelry Corp., Sr. Note, 8.375%,
                       6/1/2012                                                594,000
   575,000             General Nutrition Center, Sr. Sub. Note,
                       8.50%, 12/1/2010                                        590,813
   1,000,000           Hines Nurseries, Inc., Company Guarantee,
                       10.25%, 10/1/2011                                       1,065,000
   1,725,000    1,2    Jean Coutu Group (PLC), Inc., Sr. Sub. Note,
                       8.50%, 8/1/2014                                         1,720,688
   875,000      1,2    Lazy Days' R.V. Center, Inc., Sr. Note,
                       11.75%, 5/15/2012                                       923,125
   600,000             Michaels Stores, Inc., Sr. Note, 9.25%,
                       7/1/2009                                                654,000
   1,475,000           PCA International, Inc., Sr. Note, 11.875%,
                       8/1/2009                                                1,585,625
   575,000             Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007          630,344
   1,509,000           Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012          1,840,980
   1,400,000           Rite Aid Corp., Sr. Secd. Note, 8.125%,
                       5/1/2010                                                1,477,000
   325,000             Rite Aid Corp., Sr. Secd. Note, 9.50%,
                       2/15/2011                                               359,125
   825,000             United Auto Group, Inc., Company Guarantee,
                       9.625%, 3/15/2012                                       913,688
                       TOTAL                                                   14,614,138
                       Services--1.1%
   195,000             CB Richard Ellis Services, Sr. Note, 9.75%,
                       5/15/2010                                               221,813
   1,100,000    1,2    Global Cash Access LLC, Sr. Sub. Note, 8.75%,
                       3/15/2012                                               1,171,500
   325,000     1,2,4   Language Line, Inc., Sr. Disc. Note,
                       0/14.125%, 6/15/2013                                    175,500
   325,000      1,2    Language Line, Inc., Sr. Sub. Note, 11.125%,
                       6/15/2012                                               334,750
   950,000             SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006            954,750
   1,125,000           The Brickman Group Ltd., Sr. Sub. Note, Series
                       B, 11.75%, 12/15/2009                                   1,305,000
                       TOTAL                                                   4,163,313
                       Technology--3.7%
   911,000             AMI Semiconductor, Inc., Sr. Sub. Note,
                       10.75%, 2/1/2013                                        1,065,870
   1,325,000           Activant Solutions, Inc., Sr. Note, 10.50%,
                       6/15/2011                                               1,371,375
   725,000             Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
                       5/15/2011                                               768,500
   825,000             Danka Business Systems PLC, Sr. Note, 11.00%,
                       6/15/2010                                               870,375
   825,000      1,2    Freescale Semiconductor, Inc., Sr. Note,
                       7.125%, 7/15/2014                                       862,125
   1,350,000           Ingram Micro, Inc., Sr. Sub. Note, 9.875%,
                       8/15/2008                                               1,483,313
   600,000             Seagate Technology HDD Holdings, Sr. Note,
                       8.00%, 5/15/2009                                        642,000
   650,000             Telex Communications, Inc., Sr. Secd. Note,
                       11.50%, 10/15/2008                                      705,250
   1,600,000    1,2    UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012              1,752,000
   875,000             Unisys Corp., Sr. Note, 6.875%, 3/15/2010               916,563
   1,000,000           Xerox Corp., Sr. Note, 7.625%, 6/15/2013                1,085,000
   2,375,000           Xerox Corp., Sr. Note, 9.75%, 1/15/2009                 2,778,750
                       TOTAL                                                   14,301,121
                       Textile--0.8%
   950,000             GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007             923,875
   350,000             Phillips Van Heusen Corp., Sr. Note, 8.125%,
                       5/1/2013                                                376,250
   1,100,000           Warnaco Group, Inc., Sr. Note, 8.875%,
                       6/15/2013                                               1,229,250
   634,000             William Carter Co., Sr. Sub. Note, Series B,
                       10.875%, 8/15/2011                                      714,835
                       TOTAL                                                   3,244,210
                       Tobacco--0.7%
   1,000,000    1,2    Commonwealth Brands, Inc., Sr. Sub. Secd.
                       Note, 10.625%, 9/1/2008                                 1,045,000
   700,000             Dimon, Inc., Sr. Note, 7.75%, 6/1/2013                  686,000
   425,000             Dimon, Inc., Sr. Note, Series B, 9.625%,
                       10/15/2011                                              450,500
   375,000      1,2    Standard Commercial Corp., Sr. Note, 8.00%,
                       4/15/2012                                               386,250
                       TOTAL                                                   2,567,750
                       Transportation--1.0%
   825,000             Allied Holdings, Inc., Sr. Note, 8.625%,
                       10/1/2007                                               647,625
   700,000       3     AmeriTruck Distribution Corp., Sr. Sub. Note,
                       12.25%, 11/15/2005                                      0
   975,000             Petro Stopping Centers, Sr. Secd. Note, 9.00%,
                       2/15/2012                                               1,038,375
   800,000             Stena AB, Sr. Note, 7.50%, 11/1/2013                    805,000
   1,200,000           Stena AB, Sr. Note, 9.625%, 12/1/2012                   1,345,500
   800,000       3     The Holt Group, Inc., Company Guarantee,
                       9.75%, 1/15/2006                                        0
                       TOTAL                                                   3,836,500
                       Utility - Electric--3.5%
   1,275,000           CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009            1,341,938
   1,344,465           Caithness Coso Funding Corp., Sr. Secd. Note,
                       Series B, 9.05%, 12/15/2009                             1,485,634
   475,000             Calpine Canada Energy Finance Corp., Company
                       Guarantee, 8.50%, 5/1/2008                              330,125
   1,750,000           Calpine Corp., Note, 8.50%, 2/15/2011                   1,128,750
   1,700,000           Illinois Power Co., 1st Mtg. Bond, 11.50%,
                       12/15/2010                                              2,023,000
   1,025,000    1,2    NRG Energy, Inc., Sr. Secd. Note, 8.00%,
                       12/15/2013                                              1,103,156
   100,000      1,2    Nevada Power Co., 6.50%, 4/15/2012                      103,750
   1,850,000           Nevada Power Co., Second Mortgage Notes,
                       9.00%, 8/15/2013                                        2,136,750
   1,700,000           PSEG Energy Holdings, Sr. Note, 10.00%,
                       10/1/2009                                               2,018,750
   650,000             Reliant Resources, Inc., Sr. Secd. Note,
                       9.25%, 7/15/2010                                        701,188
   800,000             Reliant Resources, Inc., Sr. Secd. Note,
                       9.50%, 7/15/2013                                        873,000
                       TOTAL                                                   13,246,041
                       Utility - Natural Gas--3.9%
   250,000             ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010           282,500
   1,350,000           El Paso Corp., 6.75%, 5/15/2009                         1,350,000
   425,000             El Paso Corp., Note, 6.95%, 12/15/2007                  429,250
   2,375,000           El Paso Corp., Sr. Note, 7.80%, 8/1/2031                2,095,938
   1,150,000           El Paso Corp., Sr. Note, 8.05%, 10/15/2030              1,032,125
   1,450,000           El Paso Production Holding Co., Company
                       Guarantee, 7.75%, 6/1/2013                              1,460,875
   725,000             Ferrellgas Escrow LLC, Sr. Note, 6.75%,
                       5/1/2014                                                743,125
   725,000      1,2    Pacific Energy Partners LP, Sr. Note, 7.125%,
                       6/15/2014                                               788,438
   650,000             Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008         689,000
   1,800,000           Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032         1,935,000
   375,000             Tennessee Gas Pipeline, Sr. Deb., 7.50%,
                       4/1/2017                                                390,938
   200,000             Transcontinental Gas Pipe Corp., Note, 7.00%,
                       8/15/2011                                               221,500
   1,125,000           Transcontinental Gas Pipe Corp., Sr. Note,
                       8.875%, 7/15/2012                                       1,373,906
   1,325,000           Williams Cos., Inc., Note, 7.625%, 7/15/2019            1,457,500
   775,000             Williams Cos., Inc., Note, 7.875%, 9/1/2021             864,125
                       TOTAL                                                   15,114,220
                       Wireless Communications--2.1%
   975,000             American Cellular Corp., Sr. Note, Series B,
                       10.00%, 8/1/2011                                        794,625
   200,000      1,2    Inmarsat Finance PLC, Sr. Note, 7.625%,
                       6/30/2012                                               199,500
   3,775,000           NEXTEL Communications, Inc., Sr. Note, 7.375%,
                       8/1/2015                                                4,077,000
   478,000             Nextel Partners, Inc., Sr. Note, 12.50%,
                       11/15/2009                                              554,480
   450,000             Nextel Partners, Inc., Sr. Note, 8.125%,
                       7/1/2011                                                479,250
   1,050,000           Rogers Wireless, Inc., 6.375%, 3/1/2014                 971,250
   900,000             US Unwired, Inc., Sr. Secd. Note, 10.00%,
                       6/15/2012                                               938,250
                       TOTAL                                                   8,014,355
                       Wireline Communications--4.2%
   2,675,000           AT&T Corp., Sr. Note, 8.75%, 11/15/2031                 2,929,125
   1,050,000           Alaska Communications Systems Holdings, Inc.,
                       Sr. Note, 9.875%, 8/15/2011                             1,018,500
   1,300,000           Cincinnati Bell, Inc., Company Guarantee,
                       7.25%, 7/15/2013                                        1,257,750
   975,000             Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%,
                       1/15/2014                                               894,563
   650,000             Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013         715,000
   925,000             Primus Telecommunications Holding, Inc., Sr.
                       Note, 8.00%, 1/15/2014                                  689,125
   500,000             Qwest Capital Funding, Company Guarantee,
                       7.25%, 2/15/2011                                        448,750
   3,925,000    1,2    Qwest Communications International, Inc.,
                       Note, 9.125%, 3/15/2012                                 4,337,125
   3,350,000    1,2    Qwest Communications International, Inc., Sr.
                       Sub. Note, 14.00%, 12/15/2010                           3,927,875
                       TOTAL                                                   16,217,813
                       TOTAL CORPORATE BONDS (IDENTIFIED COST
                       $351,468,701)                                           367,212,145
                       Preferred Stocks--0.8%
                       Media - Non-Cable--0.5%
   9,950               Primedia, Inc., Cumulative Pfd., Series D,
                       $10.00 Annual Dividend                                  925,350
   9,475               Primedia, Inc., Pfd., $9.20 Annual Dividend             824,325
   42                  Ziff Davis Media, Inc., PIK Pfd., Series E-1            21,945
                       TOTAL                                                   1,771,620
                       Retailers--0.3%
   1,100        1,2    General Nutrition Centers Holding Co.,
                       Exchangeable Pfd. Stock, Series A                       1,168,750
                       Wireline Communications--0.0%
   11,079              McLeodUSA, Inc., Conv. Pfd., Series A                   27,698
                       TOTAL PREFERRED STOCKS (IDENTIFIED COST
                       $5,435,219)                                             2,968,068
                       Common Stocks--0.2%3
                       Chemicals--0.0%
   332                 General Chemical Industrial Products, Inc.              61,786
   192                 General Chemical Industrial Products, Inc.,
                       Warrants                                                0
   142                 General Chemical Industrial Products, Inc.,
                       Warrants                                                0
                       TOTAL                                                   61,786
                       Consumer Products--0.0%
   580           1     Sleepmaster LLC                                         163,879
                       Diversified Manufacturing--0.0%
   9,269               Simonds Industries, Inc.                                175,932
                       Industrial - Other--0.1%
   156,932      1,2    ACP Holdings Corp., Warrants                            231,475
                       Media - Cable--0.1%
   2,922               NTL, Inc.                                               181,369
                       Media - Non-Cable--0.0%
   425                 Advanstar, Inc., Warrants                               9
   850                 XM Satellite Radio, Inc., Warrants                      54,825
   7,700               Ziff Davis Media, Inc., Warrants                        3,850
                       TOTAL                                                   58,684
                       Metals & Mining--0.0%
   625                 Republic Technologies International, Inc.,
                       Warrants                                                7
   23,013              Royal Oak Mines, Inc.                                   322
                       TOTAL                                                   329
                       Other--0.0%
   71            1     CVC Claims Litigation LLC                               0
                       Packaging--0.0%
   650                 Pliant Corp., Warrants                                  7
   15,500              Russell Stanley Holdings, Inc.                          0
                       TOTAL                                                   7
                       Paper--0.0%
   450          1,2    MDP Acquisitions PLC, Warrants                          18,675
                       Wireline Communications--0.0%
   24,549              McLeodUSA, Inc., Warrants                               2,701
   7,366               Viatel Holding (Bermuda) Ltd.                           4,420
                       TOTAL                                                   7,121
                       TOTAL COMMON STOCKS (IDENTIFIED COST
                       $4,747,670)                                             899,257
                       Repurchase Agreement--2.4%
$  9,158,000           Interest in $1,800,000,000 joint repurchase
                       agreement with Wachovia Securities, Inc.,
                       1.910%, dated 9/30/2004, to be repurchased at
                       $9,158,486 on 10/1/2004, collateralized by U.S
                       Government Agency Obligations with various
                       maturities to 03/1/2034, collateral market
                       value 1,836,004,918                                     9,158,000
                       TOTAL INVESTMENTS--99.0%
                       (IDENTIFIED COST $370,809,590)5                         380,237,470
                       OTHER ASSETS AND LIABILITIES-NET--1.0%                   3,954,794
                       TOTAL NET ASSETS--100%                             $     384,192,264



1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $75,690,214 which represents 19.7% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, for each security held at September 30, 2004 is as follows:

       Security                      Acquisition Date        Acquisition Cost

       CVC Claims Litigation LLC     3/26/1997 - 6/18/1997   $7,280,944
       Sleepmaster LLC               5/12/1999 - 8/30/2000   2,934,759



2 Denotes a restricted security, including securities purchased under Rule 144A that has been deemed liquid by criteria approved by the fund's Board of Trustees. At September 30, 2004, these securities amounted to $75,526,335 which represents 19.7% of total net assets.
3      Non-income producing security.
4      Denotes a zero coupon bond with effective rate at time of purchase.
5 The cost of investments for federal tax purposes amounts to $371,116,249. The net unrealized appreciation of investments for federal tax purposes was $9,121,221. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,587,584 and net unrealized depreciation from investments for those securities having an excess of cost over value of 14,466,363.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:

   GTD     --Guaranteed
   PIK     --Payment in Kind
















Federated International Equity Fund II
Portfolio of Investments
September 30, 2004 (unaudited)


      Principal
      Amount or                                                                  Value in
      Shares                                                                     U.S. Dollars


                         Common Stocks--95.4%
                         Australia--1.8%
                         Media--1.8%
      26,025             News Corp. Ltd., ADR                              $     855,442
                         Canada--3.8%
                         Materials--3.8%
      11,600             Alcan, Inc.                                             554,480
      35,800      1      Glamis Gold Ltd.                                        670,534
      28,700             Placer Dome, Inc.                                       570,556
                         TOTAL CANADA                                            1,795,570
                         Finland--2.2%
                         Materials--1.1%
      35,900             Stora Enso Oyj, Class R                                 485,740
                         Technology Hardware & Equipment--1.1%
      38,200             Nokia Oyj                                               526,361
                         TOTAL FINLAND                                           1,012,101
                         France--10.1%
                         Banks--1.1%
      7,600              BNP Paribas SA                                          491,471
                         Capital Goods--1.5%
      10,600             Schneider Electric SA                                   686,131
                         Energy--2.0%
      4,640              Total SA, Class B                                       946,330
                         Insurance--1.4%
      33,300             AXA                                                     674,600
                         Software & Services--1.8%
      18,100             Dassault Systemes SA                                    846,795
                         Telecommunication Services--1.0%
      19,400             France Telecommunications                               483,964
                         Utilities--1.3%
      20,500             Veolia Environnement                                    590,691
                         TOTAL FRANCE                                            4,719,982
                         Germany, Federal Republic Of--9.6%
                         Capital Goods--2.6%
      16,200             Siemens AG                                              1,192,864
                         Materials--2.4%
      11,100             BASF AG                                                 654,998
      17,300             Bayer AG                                                473,744
                         TOTAL                                                   1,128,742
                         Software & Services--2.1%
      6,300              SAP AG (Systeme, Anwendungen, Produkte in der
                         Datenverarbeitung)                                      980,119
                         Telecommunication Services--2.5%
      63,300             Deutsche Telekom AG, Class REG                          1,176,075
                         TOTAL GERMANY, FEDERAL REPUBLIC OF                      4,477,800
                         Guernsey--1.0%
                         Software & Services--1.0%
      22,400      1       Amdocs Ltd.                                            488,992
                         Hong Kong--1.4%
                         Real Estate--1.4%
      70,000             Sun Hung Kai Properties                                 659,852
                         Israel--1.3%
                         Pharmaceuticals & Biotechnology--1.3%
      23,400             Teva Pharmaceutical Industries Ltd., ADR                607,230
                         Italy--1.6%
                         Insurance--1.6%
      26,800             Assicurazioni Generali SpA                              737,559
                         Japan--18.7%
                         Automobiles & Components--2.4%
      22,200             Honda Motor Co. Ltd.                                    1,077,611
                         Banks--1.8%
      100                Mitsubishi Tokyo Financial Group, Inc.                  835,379
                         Capital Goods--2.3%
      9,700              Fanuc Ltd.                                              511,408
      123,000            Mitsubishi Electric Corp.                               584,756
                         TOTAL                                                   1,096,164
                         Commercial Services & Supplies--0.9%
      12,500             Secom Co. Ltd.                                          435,188
                         Consumer Durables & Apparel--3.1%
      63,000             Matsushita Electric Industrial Co.                      842,405
      45,000             Sharp Corp.                                             620,125
                         TOTAL                                                   1,462,530
                         Food & Staples Retailing--1.7%
      27,000             Seven-Eleven Japan                                      773,112
                         Materials--1.2%
      121,000            Sumitomo Chemical Co.                                   574,148
                         Media--1.1%
      200                Dentsu, Inc.                                            536,315
                         Pharmaceuticals & Biotechnology--1.0%
      13,800             Yamanouchi Pharmaceutical Co. Ltd.                      446,578
                         Technology Hardware & Equipment--3.2%
      65,000             Hitachi Ltd.                                            393,510
      5,500              Hoya Corp.                                              577,447
      12,100             Seiko Epson Corp.                                       516,953
                         TOTAL                                                   1,487,910
                         TOTAL JAPAN                                             8,724,935
                         Mexico--1.3%
                         Media--1.3%
      11,100             Grupo Televisa S.A., GDR                                585,303
                         Netherlands--1.5%
                         Semiconductors & Semiconductor Equipment--1.5%
      55,900      1       ASM Lithography Holding NV                             720,199
                         Russia--1.7%
                         Energy--1.7%
      21,800             Gazprom, ADR                                            780,440
                         Singapore--1.5%
                         Banks--1.5%
      84,000             Oversea-Chinese Banking Corp. Ltd.                      698,130
                         Spain--1.0%
                         Energy--1.0%
      22,300             Repsol YPF SA                                           490,307
                         Switzerland--10.6%
                         Consumer Durables & Apparel--1.1%
      18,800             Compagnie Financiere Richemont AG                       521,656
                         Diversified Financials--3.3%
      14,500             Credit Suisse Group                                     464,061
      15,400             UBS AG                                                  1,087,146
                         TOTAL                                                   1,551,207
                         Food Beverage & Tobacco--2.1%
      4,200              Nestle SA                                               964,703
                         Pharmaceuticals & Biotechnology--4.1%
      18,500             Roche Holding AG                                        1,916,637
                         TOTAL SWITZERLAND                                       4,954,203
                         Taiwan, Province Of China--3.5%
                         Semiconductors & Semiconductor Equipment--2.1%
      692,000     1       Nanya Technology Corp.                                 572,422
      329,482            Taiwan Semiconductor Manufacturing Co.                  419,976
                         TOTAL                                                   992,398
                         Technology Hardware & Equipment--1.4%
      288,200            Asustek Computer, Inc.                                  632,055
                         TOTAL TAIWAN, PROVINCE OF CHINA                         1,624,453
                         United Kingdom--22.8%
                         Banks--2.0%
      31,670             Royal Bank of Scotland PLC, Edinburgh                   915,932
                         Capital Goods--1.1%
      39,500             Smiths Industries                                       531,108
                         Commercial Services & Supplies--1.1%
      211,600            Hays PLC                                                509,017
                         Diversified Financials--1.4%
      121,000            Amvescap PLC                                            655,051
                         Food & Staples Retailing--2.3%
      208,400            Tesco PLC                                               1,077,223
                         Food Beverage & Tobacco--2.1%
      77,300             Diageo PLC                                              966,520
                         Household & Personal Products--2.3%
      43,150             Reckitt Benckiser PLC                                   1,058,721
                         Materials--2.5%
      43,900             Rio Tinto PLC                                           1,182,130
                         Pharmaceuticals & Biotechnology--4.1%
      87,900             GlaxoSmithKline PLC                                     1,897,067
                         Telecommunication Services--3.9%
      756,318            Vodafone Group PLC                                      1,812,517
                         TOTAL UNITED KINGDOM                                    10,605,286
                         TOTAL COMMON STOCKS (IDENTIFIED COST
                         $39,268,934)                                            44,537,784
                         Preferred Stocks--1.1%
                         Germany, Federal Republic Of--1.1%
                         Automobiles & Components--1.1%
      800                Porsche AG, Pfd. 3.34(euro), Annual Dividend
                         (IDENTIFIED COST $496,576)                              520,491
                         Repurchase Agreement--1.3%
      611,000            Interest in $1,800,000,000 joint repurchase
                         agreement with Wachovia Securities,
                         Inc.,1.91%, dated 9/30/2004, to be repurchased
                         at $611,032 on 10/1/2004, collateralized by
                         U.S Government Agency Obligations with various
                         maturities to 3/1/2034, collateral market
                         value $1,836,004,918 (At Amortized Cost)                611,000
                         TOTAL INVESTMENTS--97.8%
                         (IDENTIFIED COST $40,376,510)2                          45,669,275
                         OTHER ASSETS AND LIABILITIES-NET--2.2%                   1,026,874
                         TOTAL NET ASSETS--100%                             $     46,696,149


1      Non-income producing security.
2 The cost of investments for federal tax purposes amounts to $40,376,510. The net unrealized appreciation of investments for federal tax purposes was $5,292,765. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,045,873 and net unrealized depreciation from investments for those securities having an excess of cost over value of 753,108.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:

   ADR  --   American Depositary Receipt
   GDR  --   Global Depository Receipt


















Federated Kaufmann Fund II
Portfolio of Investments
September 30, 2004 (unaudited)


 Shares or
 Principal
 Amount                                                                          Value
                          Common Stocks--83.9%
                          Consumer Discretionary--20.6%
 3,100           1        1-800-FLOWERS.COM, Inc.                          $     25,730
 48,000          1        Advance Auto Parts, Inc.                               1,651,200
 4,800           1        Bed Bath & Beyond, Inc.                                178,128
 2,095                    Bharat Forge Ltd.                                      36,942
 3,700           1        Brillian Corp.                                         16,391
 500            1,2       Cabela's, Inc., Class A                                11,925
 900                      Carnival Corp.                                         42,561
 7,000                    Centex Corp.                                           353,220
 10,900          1        Central European Media Enterprises Ltd.,
                          Class A                                                309,124
 1,700           1        Cheesecake Factory, Inc.                               73,780
 7,000                    Clear Channel Communications, Inc.                     218,190
 700                      Coachmen Industries, Inc.                              11,046
 5,200           1        Cost Plus, Inc.                                        183,976
 6,800                    Dollar General Corp.                                   137,020
 3,900           1        Dollar Tree Stores, Inc.                               105,105
 16,000          1        Domino's Pizza, Inc.                                   235,200
 5,800                    E.W. Scripps Co., Class A                              277,124
 2,700                    Family Dollar Stores, Inc.                             73,170
 800                      Garmin Ltd.                                            34,600
 6,100           1        IAC Interactive Corp.                                  134,322
 600                      International Speedway Corp., Class A                  29,940
 139,400                  J.D. Wetherspoon PLC                                   618,255
 7,000           1        Lamar Advertising Co.                                  291,270
 1,400          1,2       Leapfrog Enterprises, Inc.                             28,350
 3,300           1        Lodgenet Entertainment                                 43,560
 2,900                    Maruti Udyog Ltd.                                      22,368
 4,800                    Orient-Express Hotel Ltd.                              78,432
 15,460          1        PETCO Animal Supplies, Inc.                            504,924
 67,000                   PetSmart, Inc.                                         1,902,130
 150             1        SKY Perfect Communications, Inc.                       175,893
 1,400                    Speedway Motorsports, Inc.                             46,662
 1,500           1        Stamps.com, Inc.                                       19,950
 5,000           1        Timberland Co., Class A                                284,000
 600                      USS Co. Ltd.                                           45,323
 600             1        UnitedGlobalCom, Inc., Class A                         4,482
 5,600                    Viacom, Inc., Class B                                  187,936
 3,500                    Volume Services America, Inc.                          51,450
 7,000           1        Williams-Sonoma, Inc.                                  262,850
                          Total                                                  8,706,529
                          Consumer Staples--1.3%
 11,500          1        Dean Foods Co.                                         345,230
 3,200           1        Shoppers Drug Mart Corp.                               86,757
 1,300                    Whole Foods Market, Inc.                               111,527
                          Total                                                  543,514
                          Energy--2.3%
 1,100                    ENSCO International, Inc.                              35,937
 6,600                    EnCana Corp.                                           305,580
 5,000                    Kinder Morgan, Inc.                                    314,100
 1,100           1        Noble Corp.                                            49,445
 700             1        Oil States International, Inc.                         13,090
 4,000                    Petro-Canada                                           208,459
 1,200           1        Transocean Sedco Forex, Inc.                           42,936
                          Total                                                  969,547
                          Financials--11.4%
 10,400                   Assurant, Inc.                                         270,400
 13,700                   Axis Capital Holdings Ltd.                             356,200
 700                      BioMed Realty Trust, Inc.                              12,313
 25,300          1        CB Richard Ellis Services                              584,430
 8,400                    Capital One Financial Corp.                            620,760
 5,600                    Endurance Specialty Holdings Ltd.                      180,040
 5,100          1,2       Federal Agricultural Mortgage Association,
                          Class C                                                113,169
 900                      Global Signal, Inc.                                    20,610
 9,000                    IndyMac Bancorp, Inc.                                  325,800
 20,000          2        Labranche & Co. Inc.                                   169,000
 700            1,2       Markel Corp.                                           215,880
 7,200           1        Philadelphia Consolidated Holding Corp.                396,864
 800                      SFCG Co. Ltd.                                          157,513
 37,100                   Shinsei Bank Ltd.                                      225,278
 9,900                    St. Joe Co.                                            472,923
 2,300                    State Bank of India                                    23,443
 100                      White Mountains Insurance Group, Inc.                  52,600
 16,300                   Willis Group Holdings Ltd.                             609,620
                          Total                                                  4,806,843
                          Healthcare--18.8%
 3,200          1,2       ATS Medical, Inc.                                      11,680
 900             1        Acadia Pharmaceuticals, Inc.                           7,011
 5,100          1,2       Alexion Pharmaceuticals, Inc.                          91,800
 7,600                    Allergan, Inc.                                         551,380
 8,300           1        Anika Therapeutics, Inc.                               114,540
 2,700           1        Arena Pharmaceuticals, Inc.                            11,637
 1,700           1        Arthrocare Corp.                                       49,793
 8,900           1        Aspect Medical Systems, Inc.                           161,001
 2,900           1        Auxilium Pharmaceutical, Inc.                          24,737
 16,293         1,2       Avigen, Inc.                                           60,773
 400            1,2       Biosite Diagnostics, Inc.                              19,584
 5,300           1        Boston Scientific Corp.                                210,569
 3,100                    Cardinal Health, Inc.                                  135,687
 5,650           1        Caremark Rx, Inc.                                      181,196
 1,200           1        Cepheid, Inc.                                          10,344
 5,400           1        Community Health Systems, Inc.                         144,072
 21,000         1,2       Conceptus, Inc.                                        194,670
 11,700          1        Cubist Pharmaceuticals, Inc.                           115,596
 7,680           1        Curon Medical, Inc.                                    8,371
 9,300           1        Cypress Biosciences, Inc.                              108,531
 27,000          1        Cytyc Corp.                                            652,050
 4,600           1        Digirad Corp.                                          48,070
 17,200          1        Dyax Corp.                                             131,408
 2,200           1        Dynavax Technologies Corp.                             11,968
 25,000        1,3,4      Endologix, Inc.                                        169,500
 3,000          1,2       Eyetech Pharmaceuticals, Inc.                          101,970
 900             1        Gen-Probe, Inc.                                        35,883
 100             1        Given Imaging Ltd.                                     3,845
 3,300           1        HealthSouth Corp.                                      16,830
 3,900           1        I-Flow Corp.                                           56,472
 12,150          1        INAMED Corp.                                           579,191
 14,732          1        Illumina, Inc.                                         87,066
 400             1        Immunicon Corp.                                        4,000
 11,200          1        Inveresk Research Group, Inc.                          413,168
 24,600         1,2       Isis Pharmaceuticals, Inc.                             120,540
 8,100           1        Kinetic Concepts, Inc.                                 425,655
 5,900           1        Kosan Biosciences, Inc.                                33,984
 5,000          1,2       Kyphon, Inc.                                           123,900
 4,000           1        La Jolla Pharmaceutical Co.                            12,200
 5,900                    Medtronic, Inc.                                        306,210
 700             1        Millennium Pharmaceuticals, Inc.                       9,597
 5,200           1        NMT Medical, Inc.                                      20,280
 4,400          1,2       Neurochem, Inc.                                        75,504
 200             1        Onyx Pharmaceuticals, Inc.                             8,602
 5,100           1        Orthofix International NV                              175,185
 15,900         1,2       Pharmacyclics, Inc.                                    163,929
 2,500          1,2       Point Therapeutics, Inc.                               11,000
 1,400           1        Renovis, Inc.                                          11,214
 1,500          1,2       Rita Medical Systems, Inc.                             5,550
 14,600                   Schering Plough Corp.                                  278,276
 16,000                   Select Medical Corp.                                   214,880
 2,000                    Stryker Corp.                                          96,160
 5,000           1        TLC Vision Corp.                                       43,850
 15,900          1        United Surgical Partners International, Inc.           546,165
 3,400                    UnitedHealth Group, Inc.                               250,716
 2,400          1,2       Urologix, Inc.                                         15,168
 15,000          1        VCA Antech, Inc.                                       309,450
 3,710           1        VISX, Inc.                                             76,426
 5,100           1        Vical, Inc.                                            24,485
 1,400           1        Vicuron Pharmaceuticals, Inc.                          20,552
 3,257           1        World Heart Corp.                                      3,811
 6,600           1        Xcyte Therapies, Inc.                                  20,790
                          Total                                                  7,928,472
                          Industrials--12.9%
 2,500           1        51JOBS, Inc., ADR                                      51,875
 13,000          1        ABX Air, Inc.                                          84,500
 40,400                   Cendant Corp.                                          872,640
 4,200                    Chicago Bridge & Iron Co., N.V.                        125,958
 4,200           1        CoStar Group, Inc.                                     206,598
 1,400           1        Concorde Career Colleges, Inc.                         21,518
 6,200                    Cummins, Inc.                                          458,118
 4,500           1        DRS Technologies, Inc.                                 168,480
 20,200                   Deutsche Post AG                                       392,637
 800                      EDO Corp.                                              22,200
 2,600           1        EnerSys, Inc.                                          33,410
 8,000                    Expeditors International Washington, Inc.              413,600
 1,300           1        Exponent, Inc.                                         35,815
 8,200                    FedEx Corp.                                            702,658
 200             1        Forward Air Corp.                                      8,004
 16,200                   General Electric Co.                                   543,996
 3,849          1,2       Jet Blue Airways Corp.                                 80,521
 2,400           1        Kansas City Southern Industries, Inc.                  36,408
 4,400                    Masco Corp.                                            151,932
 1,600          1,2       NuCo2, Inc.                                            31,152
 4,900                    Overnite Corp.                                         154,007
 8,400           1        Rinker Group Ltd.                                      52,763
 5,600          1,2       Ryanair Holdings PLC, ADR                              163,520
 2,200                    Simpson Manufacturing Co., Inc.                        139,040
 6,400                    United Parcel Service, Inc.                            485,888
                          Total                                                  5,437,238
                          Information Technology--14.7%
 11,200          1        ATI Technologies, Inc.                                 171,696
 26,300          1        Accenture Ltd.                                         711,415
 8,600           1        Affiliated Computer Services, Inc., Class A            478,762
 4,700           1        Altiris, Inc.                                          148,755
 4,700           1        Amdocs Ltd.                                            102,601
 3,400                    Autodesk, Inc.                                         165,342
 9,800          1,2       Bankrate, Inc.                                         110,152
 5,300           1        Blackboard Inc.                                        90,948
 1,000           1        Broadcom Corp.                                         27,290
 11,800          1        CSR PLC                                                75,909
 11,800          1        Check Point Software Technologies Ltd.                 200,246
 2,600           1        Citrix Systems, Inc.                                   45,552
 11,900          1        Cogent, Inc.                                           216,818
 1,800           1        Cognos, Inc.                                           63,936
 6,600           1        Cypress Semiconductor Corp.                            58,344
 10,650          1        Digital Impact, Inc.                                   14,910
 6,400           1        Educate, Inc.                                          75,456
 3,200           1        Filenet Corp.                                          55,872
 2,012           1        Google Inc.                                            260,755
 7,100           1        Homestore.com, Inc.                                    16,401
 2,900           1        Hyperion Solutions Corp.                               98,571
 4,800          1,2       Infocrossing, Inc.                                     75,912
 3,100           1        Intrado, Inc.                                          31,341
 1,500           1        Iron Mountain, Inc.                                    50,775
 600                      Jamdat Mobile, Inc.                                    13,842
 16,500          1        Komag, Inc.                                            229,350
 12,000         1,2       M-Systems Flash Disk Pioneers Ltd.                     198,240
 22,400          1        MEMC Electronic Materials                              189,952
 1,800           1        Macromedia, Inc.                                       36,144
 22,000         1,2       Magma Design Automation                                331,760
 5,100           1        Mattson Technology, Inc.                               39,219
 600             1        Mediagrif Interactive Technologies, Inc.               4,599
 1,500           1        MicroStrategy, Inc., Class A                           61,635
 12,500                   Microsemi Corp.                                        176,250
 4,800                    Microsoft Corp.                                        132,720
 6,100          1,2       Mobility Electronics, Inc.                             50,264
 9,300           1        NAVTEQ Corp.                                           331,452
 19,100         1,2       NIC, Inc.                                              102,376
 4,400           1        NetIQ Corp.                                            47,080
 7,400           1        Online Resources Corp.                                 52,540
 6,100           1        PowerDsine Ltd.                                        75,579
 500             1        RADWARE Ltd.                                           11,000
 900             1        Research in Motion Ltd.                                68,706
 6,700           1        S1 Corp.                                               53,466
 1,100                    SAP AG (Systeme, Anwendungen, Produkte in der
                          Datenverarbeitung), ADR                                42,845
 600            1,2       Salesforce.com Inc.                                    9,378
 1,900           1        Sandisk Corp.                                          55,328
 4,700           1        Sigmatel Inc.                                          99,687
 800             1        SI International, Inc.                                 17,528
 1,700          1,2       Sonic Solutions                                        27,744
 3,700           1        Staktek Holdings, Inc.                                 14,430
 4,500           1        Support.com, Inc.                                      43,830
 6,900          1,2       TNS, Inc.                                              133,860
 3,000                    Tata Consultancy Services Ltd.                         67,080
 4,800          1,2       Visual Networks, Inc.                                  12,528
 4,100           1        Xyratex Ltd.                                           47,765
 7,200          1,2       eCollege.com                                           69,480
                          Total                                                  6,195,416
                          Materials--0.9%
 1,566                    Cemex S.A. de C.V., ADR                                44,077
 5,700                    Lubrizol Corp.                                         197,220
 3,000                    Newmont Mining Corp.                                   136,590
                          Total                                                  377,887
                          Telecommunication Services--0.6%
 1,700           1        Callwave, Inc.                                         16,235
 209             1        Crown Castle International Corp.                       3,117
 100                      PT Telekomunikasi Indonesia, Class CS, ADR             1,769
 28,300          1        Time Warner Telecom, Inc.                              135,840
 3,600           1        Western Wireless Corp., Class A                        92,556
 4,700           1        Wireless Matrix Corp.                                  2,496
                          Total                                                  252,013
                          Utilities--0.4%
 600                      Consolidated Water Co.                                 14,149
 22,400                   Enel SpA                                               183,297
                          Total                                                  197,446
                          Total Common Stocks (identified cost
                          $33,508,791)                                           35,414,905
                          Preferred Stocks--0.4%
                          Telecommunication Services--0.4%
 3,500                    Crown Castle International Corp., Conv. Pfd.,
                          $6.25 Annual Dividend
                          (IDENTIFIED COST $160,460)                             160,562
                          Corporate Bonds--0.2%
                          Consumer Discretionary--0.2%
 100,000        3,4       Citadel Broadcasting Corp., Conv. Bond,
                          1.875%, 2/15/2011
                          (IDENTIFIED COST $100,000)                             83,875
                          Repurchase Agreements--18.1%
 6,329,000                Interest in $1,800,000,000 joint repurchase
                          agreement with Wachovia Securities, Inc.,
                          1.91%, dated 9/30/2004, to be repurchased at
                          $6,329,336 on 10/1/2004, collateralized by
                          U.S. Government Agency Obligations with
                          various maturities to 3/1/2034, collateral
                          market value $1,836,004,918                            6,329,000
 1,317,000                Interest in $500,000,000 joint repurchase
                          agreement with Greenwich Capital Markets,
                          Inc., 1.91%, dated 9/30/2004, to be
                          repurchased at $1,317,070 on 10/1/2004,
                          collateralized by U.S. Government Agency
                          Obligations with various maturities to
                          1/25/2042, collateral market value
                          $515,000,516 (held as collateral for
                          securities lending)                                    1,317,000
                          Total REpurchase agreements (at amortized
                          cost)                                                  7,646,000
                          Total Investments--102.6%
                          (identified cost $41,415,251)5                   $     43,305,342
                          other assets and liabilities--net--(2.6)%                (1,083,774)
                          total net assets--100%                                  42,221,568


1      Non-income producing security.
2 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
       As of September 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of                     Market Value
       Securities Loaned                   of Collateral
       $1,275,102                           $1,317,000


3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $253,375 which represents 0.6% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, for each security held at September 30, 2004 is as follows:

       Security                            Acquisition Date     Acquisition
       Cost
       Endologix, Inc.                     7/31/2003 - 6/1/2004 $108,345



4 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At September 30, 2004, these securities amounted to $253,375 which represents 0.6% of total net assets.
5 The cost of investments for federal tax purposes amounts to $41,415,251. The net unrealized appreciation of investments for federal tax purposes was $1,890,091. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,305,830 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,415,739.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronym is used throughout this portfolio:

ADR   --   American Depositary Receipt












Federated Prime Money Fund II
Portfolio of Investments
September 30, 2004 (unaudited)


 Principal
 Amount
 or Shares                                                                    Value


                     Asset-Backed Securities--3.4%
                     Finance - Automotive--0.9%
 398,369             Capital One Prime Auto Receivables Trust
                     2004-2, Class A1, 1.687%, 7/15/2005                $     398,369
 373,349             DaimlerChrysler Auto Trust 2004-B, Class A1,
                     1.720%, 8/8/2005                                         373,349
 185,852             USAA Auto Owner Trust 2004-2, Class A1, 1.660%,
                     7/15/2005                                                185,852
                     Total                                                    957,570
                     Finance - Equipment--2.5%
 2,500,000           CNH Equipment Trust 2004-A, Class A1, 2.009%,
                     10/14/2005                                               2,500,000
                     Total Asset-Backed Securities                            3,457,570
                     Certificate Of Deposit--3.7%
                     Banking--3.7%
 2,750,000           Deutsche Bank AG, 1.250%, 12/29/2004                     2,750,225
 1,000,000           Svenska Handelsbanken, Stockholm, 1.130%,
                     12/30/2004                                               1,000,049
                     Total Certificate Of Deposit                             3,750,274
                     Collateralized Loan Agreements--14.8%
                     Banking--2.9%
 3,000,000           Greenwich Capital Markets, Inc., 2.000%,
                     10/1/2004                                                3,000,000
                     Brokerage--11.9%
 2,000,000           Bear Stearns Cos., Inc., 2.025%, 10/1/2004               2,000,000
 3,000,000           Goldman Sachs Group, Inc., 2.025%, 10/1/2004             3,000,000
 2,000,000           Lehman Brothers Holdings, Inc., 2.025%,
                     10/1/2004                                                2,000,000
 5,000,000           Merrill Lynch, Pierce, Fenner and Smith,
                     1.955%, 10/1/2004                                        5,000,000
                     Total                                                    12,000,000
                     Total Collateralized Loan Agreements                     15,000,000
                     Commercial Paper--23.9%1
                     Aerospace / Auto--0.9%
                     Volkswagen of America, Inc., (Volkswagen AG
                     GTD), 1.820%, 11/1/2004                                  898,589
 900,000      2,3    Banking--9.1%
                     Bavaria TRR Corp., (Bayerische Hypotheken-und
                     Vereinsbank AG Swap Agreement), 1.580%,
                     10/15/2004                                               1,499,078
 1,500,000    2,3    Fountain Square Commercial Funding Corp.,
                     1.680%, 11/15/2004                                       2,993,700
 3,000,000    2,3    KBC Financial Products International Ltd., (KBC
                     Bank N.V. GTD), 1.850%, 2/8/2005                         1,986,639
 2,000,000           Long Lane Master Trust IV, (Fleet National Bank
                     Swap Agreement), 1.540%, 10/12/2004                      2,812,676
 2,814,000    2,3    Total                                                    9,292,093
                     Finance - Automotive--4.9%
                     DaimlerChrysler North America Holding Corp.,
                     1.730%, 10/19/2004                                       999,135
 1,000,000           FCAR Auto Loan Trust (Series A1+/P1), 1.580% -
                     2.000%, 10/15/2004 - 3/2/2005                            2,482,804
 2,500,000           New Center Asset Trust (Series A1/P1), 2.030%,
                     3/7/2005                                                 1,486,720
 1,500,000           Total                                                    4,968,659
                     Finance - Commercial--1.0%
                     General Electric Capital Corp., 1.990%, 3/9/2005         991,211
 1,000,000           Finance -  Equipment--1.0%
                     John Deere Capital Corp., (Deere & Co. Support
                     Agreement), 1.630%, 10/15/2004                           999,366
 1,000,000           Finance - Retail--0.5%
                     PREFCO-Preferred Receivables Funding Co.,
                     1.710%, 12/10/2004                                       498,337
 500,000      2,3    Finance - Securities--3.0%
                     Galaxy Funding Inc., 1.620%, 11/9/2004                   998,245
 1,000,000    2,3    Ivory Funding Corp., 1.900%, 12/17/2004                  1,991,872
 2,000,000    2,3    Total                                                    2,990,117
                     Food & Beverage--0.5%
                     Sara Lee Corp., 1.820%, 11/12/2004                       499,039
 500,000             Insurance--2.0%
                     AEGON Funding Corp., 1.530%, 10/1/2004                   2,000,000
 2,000,000           Retail--1.0%
                     May Department Stores Co., 1.840%, 10/14/2004            999,336
 1,000,000    2,3    Total Commercial Paper                                   24,136,747
                     Corporate Notes--3.0%
                     Brokerage--1.0%
                     Goldman Sachs & Co., 2.060%, 3/10/2005                   1,000,000
 1,000,000           Finance - Securities--1.0%
                     K2 (USA) LLC, (K2 Corp. GTD), 1.310%, 2/28/2005          999,959
 1,000,000    2,3    Pharmaceuticals And Health Care--1.0%
                     Merck & Co., Inc., 4.484%, 2/22/2005                     1,012,529
 1,000,000    2,3    Total Corporate Notes                                    3,012,488
                     Government Agencies--1.4%
                     Government Agency--1.4%
                     Federal Home Loan Bank System, 1.360%, 4/1/2005          1,000,000
 1,000,000           Federal Home Loan Bank System, 1.500%, 5/4/2005          450,000
 450,000             Total Government Agencies                                1,450,000
                     Loan Participation--3.0%
                     Aerospace / Auto--2.0%
                     Johnson Controls, Inc., 1.740%, 11/30/2004               2,000,000
 2,000,000           Finance - Automotive--1.0%
                     GMAC Residential Holding Corp., (General Motors
                     Acceptance Corp. GTD), 2.234%, 10/1/2004                 1,000,000
 1,000,000           Total Loan Participation                                 3,000,000
                     Notes - Variable--43.6%4
                     Banking--28.8%
                     Blue Heron Funding V-A Ltd., Class A-2, (WestLB
                     AG GTD), 1.870%, 10/26/2004                              3,000,000
 3,000,000    2,3    Brooksby Village, Inc. (Series 2002), (Lasalle
                     Bank, N.A. LOC), 1.850%, 10/7/2004                       5,000,000
 5,000,000           HBOS Treasury Services PLC, 1.750%, 11/22/2004           1,500,000
 1,500,000    2,3    HBOS Treasury Services PLC, 1.961%, 12/24/2004           3,000,000
 3,000,000           Home City Ice Co. & H.C. Transport (Series
                     2000), (U.S. Bank, NA LOC), 1.840%, 10/7/2004            4,045,000
 4,045,000           Kansas City, MO Tax Increment Financing
                     Commission, President Hotel, (Insured by MBIA
                     Insurance Corp.), 1.890%, 10/7/2004                      2,000,000
 2,000,000           Lancaster, PA IDA, Snavely's Mill, Inc. (Series
                     2003 - B), (Fulton Bank LOC), 1.990%, 10/7/2004          1,550,000
 1,550,000           North Shore Business Development LLC (Series
                     2004), (Columbus Bank and Trust Co., GA LOC),
                     2.110%, 10/7/2004                                        3,875,000
 3,875,000           Roby Co. Ltd. Partnership, (Huntington National
                     Bank, Columbus, OH LOC), 2.055%, 10/7/2004               150,000
 150,000             Societe Generale, Paris, 1.715%, 10/18/2004              4,999,481
 5,000,000           Total                                                    29,119,481
                     Brokerage--2.0%
                     Morgan Stanley, 1.885%, 10/1/2004                        2,000,000
 2,000,000           Finance - Commercial--3.9%
                     Compass Securitization LLC, 1.672%, 10/8/2004            1,999,802
 2,000,000    2,3    GE Capital Assurance Co., (General Electric
                     Capital Corp. GTD), 1.815%, 11/9/2004                    2,000,000
 2,000,000           Total                                                    3,999,802
                     Finance - Retail--1.0%
                     Paradigm Funding LLC, 1.656%, 10/5/2004                  1,000,000
 1,000,000    2,3    Finance - Securities--4.9%
                     K2 (USA) LLC, (K2 Corp. GTD), 1.860%, 10/1/2004          3,000,634
 3,000,000    2,3    Sigma Finance, Inc., (Sigma Finance Corp. GTD),
                     1.790%, 11/1/2004                                        1,999,459
 2,000,000    2,3    Total                                                    5,000,093
                     Insurance--3.0%
                     Jackson National Life Insurance Co., 1.917%,
                     10/22/2004                                               1,000,000
 1,000,000           Pacific Life Global Funding, 1.676%, 10/4/2004           2,000,136
 2,000,000    2,3    Total                                                    3,000,136
                     Total Notes - Variable                                   44,119,512
                     Repurchase Agreements--3.9%
                     Interest in $1,800,000,000 joint repurchase
                     agreement with Wachovia Securities, Inc.,
                     1.910%, dated 9/30/2004 to be repurchased at
                     $3,929,208 on due 10/1/2004, collateralized by
                     U.S. Government Agency Obligations with various
                     maturities to 3/1/2034, collateral market value
                     $1,836,004,918                                           3,929,000
 3,929,000           Total Investments--100.7%
                     (at amortized cost)5                                     101,855,591
                     Other assets and liabilities--net--(0.7)%                  (702,142)
                     Total Net assets--100%                              $     101,153,449


1    Each issue shows the rate of discount at the time of purchase.

2 "Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At 9/30/2004, these securities amounted to 29,204,352 which represent 28.87% of total net assets."

3 "Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At 9/30/2004, these securities amounted to 29,204,352 which represent 28.87% of total net assets."

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:
GTD   --   Guaranteed
IDA   --   Industrial Development Authority
LOC   --   Letter of Credit

See note which are an integral part of the Financial Statements















Federated Quality Bond Fund II
Portfolio of Investments
September 30, 2004 (unaudited)

 Principal
 Amount                                                                        Value


                   Asset-Backed Securities--1.3%
                   Credit Card--0.3%
$1,250,000         MBNA Master Credit Card Trust 2000-A, Class A,
                   7.35%, 7/16/2007                                        $   1,274,525
 450,000           Prime Credit Card Master Trust 2000-1, Class A,
                   6.70%, 10/15/2009                                           470,929
                   TOTAL                                                       1,745,454
                   Home Equity Loan--1.0%
 3,119,695         Residential Asset Mortgage Products, Inc. 2003-RS11,
                   Class AIIB, 2.175%, 12/25/2033                              3,132,641
 2,693,013         Residential Asset Securities Corp. 2003-KS11, Class
                   AIIB, 2.145%, 1/25/2034                                     2,694,693
                   TOTAL                                                       5,827,334
                   TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
                   $7,512,073)                                                 7,572,788
                   Collateralized Mortgage Obligations--1.8%
                   Federal National Mortgage Association--1.4%
 8,016,499         Federal National Mortgage Association REMIC 2002-52
                   FG, 2.34%, 9/25/2032                                        8,067,404
                   Non-Agency Mortgage--0.4%
 2,644,234         Wells Fargo Mortgage Backed Securities Trust
                   2003-18, Class A1, 5.50%, 12/25/2033                        2,645,953
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                   (IDENTIFIED COST  $10,681,339)                              10,713,357
                   Corporate Bonds--73.7%
                   Basic Industry - Chemicals--0.2%
 1,300,000         Praxair, Inc., 3.95%, 6/1/2013                              1,240,603
                   Basic Industry - Metals & Mining--1.9%
 1,300,000         BHP Finance (USA), Inc., 4.80%, 4/15/2013                   1,323,127
 1,570,000         BHP Finance (USA), Inc., Unsecd. Note, 6.69%,
                   3/1/2006                                                    1,654,670
 2,137,000         Barrick Gold Corp., Deb., 7.50%, 5/1/2007                   2,344,417
 2,000,000         Inco Ltd., 5.70%, 10/15/2015                                2,070,350
 1,250,000         Noranda, Inc., 6.00%, 10/15/2015                            1,335,920
 2,300,000         Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                   2,518,914
                   TOTAL                                                       11,247,398
                   Basic Industry - Paper--1.3%
 1,300,000         International Paper Co., 4.25%, 1/15/2009                   1,308,060
 500,000           Westvaco Corp., 7.65%, 3/15/2027                            589,395
 2,000,000         Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                  2,334,480
 1,570,000         Weyerhaeuser Co., Note, 5.50%, 3/15/2005                    1,591,226
 1,500,000         Weyerhaeuser Co., Note, 6.75%, 3/15/2012                    1,684,575
                   TOTAL                                                       7,507,736
                   Capital Goods - Aerospace & Defense--1.8%
 750,000           Boeing Capital Corp., 5.65%, 5/15/2006                      782,887
 1,000,000         Boeing Co., Note, 5.125%, 2/15/2013                         1,034,250
 3,000,000         Raytheon Co., Deb., 7.20%, 8/15/2027                        3,442,317
 1,000,000         Raytheon Co., Note, 6.75%, 8/15/2007                        1,094,438
 2,000,000         Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                2,082,950
 1,800,000         Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013            1,815,282
                   TOTAL                                                       10,252,124
                   Capital Goods - Building Materials--0.9%
 1,430,000         CRH America, Inc., 5.30%, 10/15/2013                        1,468,782
 3,700,000         Masco Corp., Note, 5.875%, 7/15/2012                        3,980,978
                   TOTAL                                                       5,449,760
                   Capital Goods - Diversified Manufacturing--2.5%
 2,140,000         Briggs & Stratton Corp., Company Guarantee, 8.875%,
                   3/15/2011                                                   2,565,325
 1,600,000         Emerson Electric Co., 4.50%, 5/1/2013                       1,592,576
 2,300,000  1,2    Hutchison Whampoa Ltd., 6.50%, 2/13/2013                    2,413,804
 2,750,000         Kennametal, Inc., 7.20%, 6/15/2012                          3,004,485
 3,000,000         Tyco International Group, Company Guarantee, 6.375%,
                   2/15/2006                                                   3,138,090
 2,000,000         Tyco International Group, Note, 5.80%, 8/1/2006             2,092,060
                   TOTAL                                                       14,806,340
                   Capital Goods - Environmental--1.8%
 3,000,000         Republic Services, Inc., Note, 6.75%, 8/15/2011             3,366,600
 4,000,000         Waste Management Inc., Note, 7.00%, 10/15/2006              4,293,400
 2,575,000         Waste Management Inc., Sr. Note, 7.125%, 10/1/2007          2,839,427
                   TOTAL                                                       10,499,427
                   Communications - Media & Cable--2.6%
 2,000,000         British Sky Broadcasting Group PLC, 8.20%, 7/15/2009        2,332,974
 2,000,000         British Sky Broadcasting Group PLC, Unsecd. Note,
                   7.30%, 10/15/2006                                           2,153,644
 1,125,000         Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013          1,239,086
 2,000,000         Cox Communications, Inc., 7.125%, 10/1/2012                 2,178,920
 2,000,000         Cox Communications, Inc., 7.75%, 8/15/2006                  2,138,740
 2,000,000         Cox Communications, Inc., Unsecd. Note, 5.50%,
                   10/1/2015                                                   1,906,040
 1,700,000         Grupo Televisa S.A., Note, 8.00%, 9/13/2011                 1,955,000
 940,000           Lenfest Communications, Inc., Sr. Sub. Note, 10.50%,
                   6/15/2006                                                   1,055,996
                   TOTAL                                                       14,960,400
                   Communications - Media Noncable--2.7%
 2,000,000         Clear Channel Communications, Inc., 3.125%, 2/1/2007        1,971,418
 2,000,000         Clear Channel Communications, Inc., 6.00%, 11/1/2006        2,101,132
 2,000,000         News America Holdings, Inc., Note, 8.15%, 10/17/2036        2,495,212
 2,000,000         News America Holdings, Inc., Sr. Deb., 9.25%,
                   2/1/2013                                                    2,573,358
 2,250,000         News America Holdings, Inc., Sr. Note, 8.50%,
                   2/15/2005                                                   2,292,127
 1,905,000         Reed Elsevier, Inc., 6.75%, 8/1/2011                        2,171,243
 100,000           Reed Elsevier, Inc., Company Guarantee, 6.125%,
                   8/1/2006                                                    105,412
 2,000,000         Univision Communications, Inc., Sr. Note, 3.50%,
                   10/15/2007                                                  1,987,502
                   TOTAL                                                       15,697,404
                   Communications - Telecom Wireless--1.0%
 5,000,000         AT&T Wireless Services, Inc., 6.875%, 4/18/2005             5,111,300
 500,000           AT&T Wireless Services, Inc., 8.75%, 3/1/2031               657,485
                   TOTAL                                                       5,768,785
                   Communications - Telecom Wirelines--6.2%
 2,100,000         BellSouth Corp., 5.20%, 9/15/2014                           2,120,139
 3,500,000         CenturyTel, Inc., 8.375%, 10/15/2010                        4,116,140
 2,000,000         Citizens Communications Co., 7.625%, 8/15/2008              2,110,000
 1,400,000         Citizens Communications Co., 9.00%, 8/15/2031               1,436,750
 1,000,000         Citizens Communications Co., Unsecd. Note, 9.25%,
                   5/15/2011                                                   1,105,000
 3,000,000         Deutsche Telekom International Finance BV, 5.25%,
                   7/22/2013                                                   3,068,460
 2,750,000  1,2    KT Corp., Note, 5.875%, 6/24/2014                           2,863,300
 1,900,000         Sprint Capital Corp., 6.375%, 5/1/2009                      2,080,553
 2,000,000         Sprint Capital Corp., 7.125%, 1/30/2006                     2,109,594
 2,000,000         Sprint Capital Corp., Company Guarantee, 6.125%,
                   11/15/2008                                                  2,160,724
 940,000           Sprint Capital Corp., Company Guarantee, 8.75%,
                   3/15/2032                                                   1,196,625
 750,000           Telecom de Puerto Rico, Note, 6.65%, 5/15/2006              788,423
 3,700,000         Telefonos de Mexico, Note, 4.50%, 11/19/2008                3,720,124
 2,000,000         Verizon Global Funding, 7.75%, 6/15/2032                    2,402,380
 3,000,000         Verizon Global Funding, Note, 4.00%, 1/15/2008              3,043,500
 2,000,000         Verizon Global Funding, Note, 6.75%, 12/1/2005              2,094,220
                   TOTAL                                                       36,415,932
                   Consumer Cyclical - Automotive--4.8%
 4,000,000         DaimlerChrysler North America Holding Corp., 2.71%,
                   8/8/2006                                                    4,065,640
 3,000,000         DaimlerChrysler North America Holding Corp., 6.50%,
                   11/15/2013                                                  3,265,260
 6,000,000         Ford Motor Credit Co., Note, 7.375%, 10/28/2009             6,578,994
 1,850,000         General Motors Acceptance Corp., 4.50%, 7/15/2006           1,881,025
 900,000           General Motors Acceptance Corp., 7.50%, 7/15/2005           932,472
 9,000,000         General Motors Corp., Note, 7.20%, 1/15/2011                9,569,340
 200,000           General Motors Corp., Note, 9.45%, 11/1/2011                231,852
 1,800,000  1,2    Harley Davidson, Inc., 3.625%, 12/15/2008                   1,796,202
                   TOTAL                                                       28,320,785
                   Consumer Cyclical - Entertainment--1.9%
 3,000,000         AOL Time Warner, Inc., 5.625%, 5/1/2005                     3,054,300
 3,000,000         AOL Time Warner, Inc., Bond, 7.70%, 5/1/2032                3,477,690
 3,100,000         Carnival Corp., 3.75%, 11/15/2007                           3,099,504
 250,000    1,2    International Speedway Corp., 4.20%, 4/15/2009              250,867
 1,250,000  1,2    International Speedway Corp., 5.40%, 4/15/2014              1,279,424
                   TOTAL                                                       11,161,785
                   Consumer Cyclical - Retailers--1.3%
 3,600,000         CVS Corp., 5.625%, 3/15/2006                                3,744,468
 2,200,000         Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028       2,484,108
 1,000,000         Target Corp., 5.875%, 3/1/2012                              1,089,930
 295,000           Target Corp., Unsecd. Note, 7.50%, 8/15/2010                346,693
                   TOTAL                                                       7,665,199
                   Consumer Cyclical - Services--0.0%
 250,000           Boston University, 7.625%, 7/15/2097                        294,116
                   Consumer Non-Cyclical - Food/Beverage--2.1%
 1,385,000         Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006          1,383,975
 4,500,000         General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006       4,454,100
 6,000,000         Kraft Foods, Inc., Note, 4.625%, 11/1/2006                  6,178,140
                   TOTAL                                                       12,016,215
                   Consumer Non-Cyclical - Healthcare--1.7%
 3,000,000         Anthem, Inc., 6.80%, 8/1/2012                               3,387,720
 1,300,000         Boston Scientific Corp., 5.45%, 6/15/2014                   1,339,858
 2,100,000         UnitedHealth Group, Inc., 3.30%, 1/30/2008                  2,088,597
 2,750,000         UnitedHealth Group, Inc., 7.50%, 11/15/2005                 2,895,860
                   TOTAL                                                       9,712,035
                   Consumer Non-Cyclical - Pharmaceuticals--0.3%
 1,520,000         AstraZeneca PLC, 5.40%, 6/1/2014                            1,603,387
                   Consumer Non-Cyclical - Supermarkets--0.4%
 1,950,000         Kroger Co., 7.25%, 6/1/2009                                 2,203,149
                   Consumer Non-Cyclical - Tobacco--0.3%
 750,000           Altria Group, Inc., 5.625%, 11/4/2008                       766,305
 915,000           Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006            944,481
                   TOTAL                                                       1,710,786
                   Energy - Independent--2.4%
 650,000           Anadarko Petroleum Corp., Unsecd. Note, 7.00%,
                   10/15/2006                                                  700,063
 500,000           Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009         565,245
 1,000,000         Dominion Resources, Inc., 1.40%, 5/15/2006                  1,000,650
 1,200,000  1,2    EOG Co. of Canada, Company Guarantee, Series 144A,
                   7.00%, 12/1/2011                                            1,359,012
 2,380,000  1,2    Gazprom International SA, Company Guarantee, 7.201%,
                   2/1/2020                                                    2,415,700
 2,000,000         Occidental Petroleum Corp., Sr. Note, 7.65%,
                   2/15/2006                                                   2,128,320
 2,500,000         Pemex Project Funding Master, Company Guarantee,
                   9.125%, 10/13/2010                                          2,981,250
 3,022,800  1,2    Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009         2,995,262
                   TOTAL                                                       14,145,502
                   Energy - Integrated--2.0%
 1,250,000         Husky Oil Ltd., Deb., 7.55%, 11/15/2016                     1,475,300
 7,500,000         Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                7,983,825
 2,130,000  1,2    Statoil ASA, 5.125%, 4/30/2014                              2,184,954
                   TOTAL                                                       11,644,079
                   Energy - Refining--0.5%
 2,000,000         Valero Energy Corp., 7.375%, 3/15/2006                      2,120,960
 1,000,000         Valero Energy Corp., Note, 4.75%, 4/1/2014                  972,820
                   TOTAL                                                       3,093,780
                   Financial Institution - Banking--4.0%
 2,500,000         Astoria Financial Corp., Note, 5.75%, 10/15/2012            2,592,933
 3,000,000         Citigroup, Inc., Sr. Note, 6.75%, 12/1/2005                 3,149,130
 675,000           City National Bank, Sub. Note, 6.375%, 1/15/2008            738,173
 1,500,000         Corp Andina De Fomento, Bond, 7.375%, 1/18/2011             1,697,805
 2,550,000         Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004       2,574,837
 3,500,000         FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005        3,629,325
 2,300,000         Hudson United Bancorp, 7.00%, 5/15/2012                     2,563,592
 285,000           PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007             313,472
 2,700,000         Regions Financial Corp., 4.375%, 12/1/2010                  2,721,438
 3,200,000         SunTrust Banks, Inc., 4.00%, 10/15/2008                     3,248,512
 250,000           Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007              262,810
                   TOTAL                                                       23,492,027
                   Financial Institution - Brokerage--5.5%
 4,000,000         Bear Stearns Cos., Inc., Sr. Note, 7.625%, 2/1/2005         4,072,840
 3,500,000  1,2    FMR Corp., Bond, 7.57%, 6/15/2029                           4,270,875
 1,000,000         Franklin Resources, Inc., 3.70%, 4/15/2008                  1,000,960
 3,500,000         Goldman Sachs Group, Inc., 3.875%, 1/15/2009                3,510,430
 1,500,000         Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%,
                   10/1/2009                                                   1,715,865
 1,270,000         Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006             1,374,559
 2,750,000         Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010           3,249,345
 3,400,000         Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009          3,423,188
 2,000,000         Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006          2,136,060
 4,200,000         Morgan Stanley Group, Inc., 5.30%, 3/1/2013                 4,304,160
 2,950,000         Waddell & Reed Financial, Inc., 7.50%, 1/18/2006            3,112,781
                   TOTAL                                                       32,171,063
                   Financial Institution - Finance Noncaptive--2.4%
 1,750,000         American Express Co., 3.75%, 11/20/2007                     1,771,210
 3,000,000         Capital One Financial Corp., Note, 7.125%, 8/1/2008         3,308,112
 3,000,000         MBNA America Bank, N.A., Bank Note, 5.375%, 1/15/2008       3,159,480
 3,000,000         MBNA America Bank, N.A., Sr. Note, Series BKNT,
                   6.50%, 6/20/2006                                            3,172,080
 2,500,000         SLM Corp., 5.625%, 4/10/2007                                2,631,350
                   TOTAL                                                       14,042,232
                   Financial Institution - Insurance - Life--1.9%
 1,800,000         AXA Financial, Inc., Note, 6.50%, 4/1/2008                  1,961,208
 500,000           AXA Financial, Inc., Sr. Note, 7.75%, 8/1/2010              587,295
 1,000,000         AXA-UAP, Sub. Note, 8.60%, 12/15/2030                       1,305,780
 2,000,000  1,2    Pacific LifeCorp., Bond, 6.60%, 9/15/2033                   2,188,340
 625,000           Principal Financial Group, 6.125%, 10/15/2033               649,344
 3,500,000         Prudential Financial, Inc., 5.75%, 7/15/2033                3,444,490
 700,000    1,2    Reinsurance Group of America, Sr. Note, 7.25%,
                   4/1/2006                                                    742,035
 250,000    1,2    Union Central Life Insurance Co., Note, 8.20%,
                   11/1/2026                                                   281,773
                   TOTAL                                                       11,160,265
                   Financial Institution - Insurance - P&C--1.9%
 1,000,000         Allstate Corp., 6.125%, 12/15/2032                          1,041,180
 1,500,000  1,2    MBIA Global Funding LLC, 2.875%, 11/30/2006                 1,493,700
 250,000           MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028           269,530
 1,445,000         Marsh & McLennan Cos., Inc., Sr. Note, 7.125%,
                   6/15/2009                                                   1,633,587
 1,900,000  1,2    Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033             1,935,644
 500,000           St. Paul Cos., Inc., 5.75%, 3/15/2007                       528,995
 4,000,000         Travelers Property Casualty Corp., Sr. Note, 5.00%,
                   3/15/2013                                                   3,984,960
 400,000           USF&G Corp., Company Guarantee, 8.47%, 1/10/2027            459,991
                   TOTAL                                                       11,347,587
                   Financial Institution - REITs--2.8%
 4,000,000         Archstone-Smith Trust, 5.00%, 8/15/2007                     4,153,160
 3,150,000         EOP Operating LP, 7.75%, 11/15/2007                         3,513,006
 1,600,000         Rouse Co., 5.375%, 11/26/2013                               1,528,662
 4,670,000         Simon Property Group, Inc., 6.35%, 8/28/2012                5,084,182
 2,000,000         Simon Property Group, Inc., 6.375%, 11/15/2007              2,151,000
                   TOTAL                                                       16,430,010
                   Foreign-Local-Government--1.2%
 6,200,000         Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                    6,953,920
                   Sovereign--2.4%
 7,000,000         KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007                    6,947,710
 500,000           Sweden, Government of, Deb., 10.25%, 11/1/2015              642,325
 3,400,000         United Mexican States, 6.625%, 3/3/2015                     3,612,500
 2,600,000         United Mexican States, 7.50%, 4/8/2033                      2,739,100
                   TOTAL                                                       13,941,635
                   Technology--2.9%
 2,375,000         Computer Sciences Corp., 7.375%, 6/15/2011                  2,760,011
 1,500,000         Dell Computer Corp., Deb., 7.10%, 4/15/2028                 1,768,365
 4,300,000  1,2    Deluxe Corp., 5.125%, 10/1/2014                             4,262,332
 2,588,000         First Data Corp., 4.70%, 11/1/2006                          2,678,192
 3,150,000         IBM Corp., 4.875%, 10/1/2006                                3,270,519
 800,000           SunGard Data Systems, Inc., 4.875%, 1/15/2014               787,136
 1,250,000         Unisys Corp., 8.125%, 6/1/2006                              1,339,063
                   TOTAL                                                       16,865,618
                   Transportation - Airlines--1.5%
 58,505            Continental Airlines, Inc., Pass Thru Cert., 7.73%,
                   3/15/2011                                                   39,198
 2,000,000         Delta Air Lines, Inc., Pass Thru Cert., 6.417%,
                   1/2/2014                                                    2,043,300
 669,516           Northwest Airlines Corp., Equip. Trust, 8.072%,
                   10/1/2019                                                   724,818
 5,290,000         Southwest Airlines Co., 6.50%, 3/1/2012                     5,733,090
                   TOTAL                                                       8,540,406
                   Transportation - Railroads--0.8%
 212,492           Burlington Northern Santa Fe, Pass Thru Cert.,
                   7.57%, 1/2/2021                                             252,109
 4,000,000         Canadian Pacific RR, 6.25%, 10/15/2011                      4,420,520
                   TOTAL                                                       4,672,629
                   Transportation - Services--1.3%
 2,700,000         FedEx Corp., Unsecd. Note, 2.65%, 4/1/2007                  2,660,013
 4,725,000         Hertz Corp., 4.70%, 10/2/2006                               4,817,983
 350,000           Hertz Corp., Note, 7.625%, 8/15/2007                        377,472
                   TOTAL                                                       7,855,468
                   Utility - Electric--4.5%
 1,400,000         Alabama Power Co., 4.70%, 12/1/2010                         1,433,138
 5,950,000         American Electric Power Co., Inc., Note, 6.125%,
                   5/15/2006                                                   6,239,706
 4,800,000  1,2    FirstEnergy Corp., 5.50%, 11/15/2006                        4,998,902
 1,000,000         Florida Power & Light Co., 1st Mtg. Bond, 6.00%,
                   6/1/2008                                                    1,081,740
 950,000    1,2    Israel Electric Corp. Ltd., 7.95%, 5/30/2011                1,095,398
 2,000,000         MidAmerican Energy Co., Unsecd. Note, 6.75%,
                   12/30/2031                                                  2,283,280
 1,000,000         Oncor, Inc., Deb., 7.00%, 9/1/2022                          1,129,369
 2,000,000         PSEG Power LLC, 6.875%, 4/15/2006                           2,113,260
 3,750,000         PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011         4,359,638
 740,000           Pacific Gas & Electric Co., 6.05%, 3/1/2034                 749,768
 660,000           Pacific Gas & Electric Co., Unsecd. Note, 4.20%,
                   3/1/2011                                                    652,384
                   TOTAL                                                       26,136,583
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $419,175,465)        431,026,170
                   Government Agencies--0.5%
                   Federal Farm Credit System--0.5%
 3,000,000         2.375%, 10/2/2006 (IDENTIFIED COST $2,993,174)              2,975,940
                   Mortgage Backed Securities--0.9%
                   Federal Home Loan Mortgage Corporation--0.0%
 40,490            6.50%, 4/1/2015                                             42,964
 17,070            8.00%, 9/1/2030                                             18,440
                   TOTAL                                                       61,404
                   Federal National Mortgage Association--0.9%
 477,931           6.50%, 7/1/2016                                             506,392
 833,714           6.50%, 8/1/2016                                             883,362
 443,025           6.50%, 8/1/2016                                             469,407
 459,132           6.50%, 3/1/2029                                             483,369
 332,252           6.50%, 6/1/2029                                             349,791
 1,558,532         6.50%, 8/1/2029                                             1,640,808
 249,793           6.50%, 11/1/2031                                            262,432
 621,651           6.50%, 5/1/2032                                             652,721
                   TOTAL                                                       5,248,282
                   Government National Mortgage Association--0.0%
 53,457            8.00%, 8/15/2029                                            58,253
 4,470             8.00%, 9/15/2030                                            4,873
                   TOTAL                                                       63,126
                   TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
                   $5,256,728)                                                 5,372,812
                   Municipals--0.1%
                   Consumer Cyclical - Services--0.1%
 625,000           Harvard University, Revenue Bonds, 8.125% Bonds,
                   4/15/2007 (IDENTIFIED COST $658,058)                        700,994
                   Preferred Stocks--0.1%
                   Financial Institution - Banking--0.1%
 5,000             Citigroup, Inc., Cumulative Pfd. (Series F)
                   (IDENTIFIED COST $238,830)                                  271,094
                   Repurchase Agreement--18.3%
 107,099,000       Interest in $1,800,000,000 joint repurchase
                   agreement with Wachovia Securities, Inc., 1.910%,
                   dated 9/30/2004 to be repurchased at $107,104,682 on
                   10/1/2004, collateralized by U.S. Government Agency
                   Obligations with various maturities to 3/1/2034,
                   collateral market value $1,836,004,918                      107,099,000
                   TOTAL INVESTMENTS--96.7%
                   (IDENTIFIED COST $553,614,667)3                             565,732,155
                   OTHER ASSETS AND LIABILITIES-NET--3.3%                       19,601,987
                   TOTAL NET ASSETS--100%                                   $   585,334,142


1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $38,827,524 which represents 6.6% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Trustees, for each security held at September 30, 2004 is as follows:

       Security                Acquisition Date(s)     Acquisition Cost
       FirstEnergy Corp.,
       5.50%, 11/15/2006       6/30/2004 - 9/30/2004   $4,977,396


2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At September 30, 2004, these securities amounted to $38,827,524 which represents 6.6% of total net assets.
3 The cost of investments for federal tax purposes amounts to $553,614,667. The net unrealized appreciation of investments for federal tax purposes was $12,117,488. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,853,010 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,735,522.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:
   REIT    --Real Estate Investment Trust
   REMIC   --Real Estate Mortgage Investment Conduit














Federated Total Return Bond Fund II
Portfolio of Investments
September 30, 2004 (unaudited)


 Shares or
 Principal                                                                Value in US
 Amount                                                                   Dollars


                    Collateralized Mortgage Obligations--0.8%
                    Structured Product (Abs)--0.8%
$50,848             Morgan Stanley Capital, Inc. 2004-T13, Class
                    A1, 2.85%, 9/13/2045 (IDENTIFIED COST $50,972)     $  50,157
                    Corporate Bonds--20.2%
                    Basic Industry - Metals & Mining--0.2%
 10,000             BHP Finance (USA), Inc., Unsecd. Note, 6.69%,
                    3/1/2006                                              10,539
                    Basic Industry - Paper--2.1%
 10,000             Louisiana-Pacific Corp., 8.875%, 8/15/2010            12,000
 50,000             Westvaco Corp., 7.65%, 3/15/2027                      58,940
 50,000             Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027            58,362
                    Total                                                 129,302
                    Capital Goods - Building Materials--0.2%
 10,000             Masco Corp., Note, 6.75%, 3/15/2006                   10,555
                    Capital Goods - Diversified Manufacturing--1.1%
 10,000             Briggs & Stratton Corp., Company Guarantee,
                    8.875%, 3/15/2011                                     11,987
 50,000             General Electric Co., Note, 5.00%, 2/1/2013           51,487
                    Total                                                 63,474
                    Capital Goods - Environmental--1.7%
 100,000            Waste Management Inc., Sr. Note, 7.00%,
                    10/1/2004                                             100,028
                    Communications - Media & Cable--0.8%
 10,000             Comcast Corp., 6.375%, 1/30/2006                      10,456
 35,000             Continental Cablevision, Sr. Deb., 8.875%,
                    9/15/2005                                             36,967
                    Total                                                 47,423
                    Communications - Media Noncable--1.0%
 50,000             Univision Communications, Inc., 7.85%, 7/15/2011      58,834
                    Communications - Telecom Wireless--0.6%
 33,000             Tritel PCS, Inc., Sr. Sub. Note, 10.375%,
                    1/15/2011                                             37,664
                    Communications - Telecom Wirelines--0.7%
 30,000             Citizens Communications Co., 9.00%, 8/15/2031         30,787
 10,000             Telefonos de Mexico, Note, 4.50%, 11/19/2008          10,054
                    Total                                                 40,841
                    Consumer Cyclical - Automotive--3.5%
 20,000             Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031        19,667
 50,000             Ford Motor Credit Co., Note, 6.50%, 1/25/2007         52,987
 20,000             General Motors Acceptance Corp., 4.50%,
                    7/15/2006                                             20,335
 65,000             General Motors Acceptance Corp., 8.00%,
                    11/1/2031                                             67,729
 50,000             General Motors Acceptance Corp., Note, 6.75%,
                    1/15/2006                                             52,205
                    Total                                                 212,923
                    Consumer Cyclical - Entertainment--0.3%
 10,000     1,2     International Speedway Corp., 5.40%, 4/15/2014        10,235
 10,000             Time Warner, Inc., Deb., 8.11%, 8/15/2006             10,888
                    Total                                                 21,123
                    Consumer Cyclical - Retailers--0.2%
 10,000             Neiman-Marcus Group, Inc., Sr. Deb., 7.125%,
                    6/1/2028                                              11,291
                    Consumer Non-Cyclical Tobacco--0.2%
 10,000             Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006      10,322
                    Energy - Independent--0.1%
 9,160      1,2     Ras Laffan Liquified Natural Gas, 3.437%,
                    9/15/2009                                             9,077
                    Energy - Integrated--0.2%
 10,000     1,2     Statoil ASA, 5.125%, 4/30/2014                        10,258
                    Energy - Refining--0.5%
 25,000             Valero Energy Corp., 7.50%, 4/15/2032                 29,094
                    Financial Institution - Banking--1.7%
 100,000            Crestar Financial Corp., Sub. Note, 8.75%,
                    11/15/2004                                            100,974
                    Financial Institution - Brokerage--2.9%
 50,000             Goldman Sachs Group, Inc., 6.125%, 2/15/2033          50,542
 15,000             Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006       16,235
 100,000            Waddell & Reed Financial, Inc., 7.50%, 1/18/2006      105,518
                    Total                                                 172,295
                    Financial Institution - REITs--0.9%
 50,000             EOP Operating LP, 8.375%, 3/15/2006                   53,762
                    Technology--0.2%
 10,000             IBM Corp., Deb., 8.375%, 11/1/2019                    13,151
                    Transportation - Services--0.7%
 15,000             FedEx Corp. Unsecd. Note, 2.65%, 4/1/2007             14,778
 25,000             Hertz Corp., 4.70%, 10/2/2006                         25,492
                    Total                                                 40,270
                    Utility - Electric--0.4%
 15,000             American Electric Power Co., Inc., Note,
                    6.125%, 5/15/2006                                     15,730
 10,000             Pacific Gas & Electric Co., 6.05%, 3/1/2034           10,132
                    Total                                                 25,862
                    Total Corporate Bonds (identified cost
                    $1,171,871)                                           1,209,062
                    international Corporate Bonds--6.9%
                    Bermuda--0.2%
                    Capital Goods - Diversified Manufacturing--0.2%
 10,000             Tyco International Group, Company Guarantee,
                    6.375%, 2/15/2006                                     10,460
                    Canada--0.4%
                    Foreign-Local-Government--0.4%
 20,000             Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011              22,432
                    China--0.9%
                    Capital Goods - Diversified Manufacturing--0.9%
 50,000     1,2     Hutchison Whampoa Ltd., 6.50%, 2/13/2013              52,474
                    France--1.1%
                    Financial Institution - Insurance - Life--1.1%
 50,000             AXA-UAP, Sub. Note, 8.60%, 12/15/2030                 65,289
                    Germany, Federal Republic Of--0.3%
                    Sovereign--0.3%
 20,000             KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007              19,851
                    Korea, Republic Of--0.2%
                    Communications - Telecom Wirelines--0.2%
 10,000     1,2     KT Corp., Note, 5.875%, 6/24/2014                     10,412
                    Mexico--0.4%
                    Sovereign--0.4%
 25,000             United Mexican States, 6.625%, 3/3/2015               26,563
                    Puerto Rico--2.3%
                    Communications - Telecom Wirelines--0.6%
 35,000             Telecom de Puerto Rico, Note, 6.65%, 5/15/2006        36,793
                    Financial Institution - Banking--1.7%
 100,000            FirstBank Puerto Rico, Sub. Note, 7.625%,
                    12/20/2005                                            103,695
                    Total Puerto Rico                                     140,488
                    United Kingdom--1.1%
                    Communications - Media & Cable--0.9%
 50,000             British Sky Broadcasting Group PLC, Unsecd.
                    Note, 7.30%, 10/15/2006                               53,841
                    Consumer Non-Cyclical Pharmaceuticals--0.2%
 10,000             AstraZeneca PLC, 5.40%, 6/1/2014                      10,549
                    Total United Kingdom                                  64,390
                    Total international Corporate Bonds (identified
                    cost $401,557)                                        412,359
                    Government Agencies--9.5%
 247,000            Federal Home Loan Mortgage Corp., Note, 5.625%,
                    3/15/2011                                             267,876
 50,000             Federal National Mortgage Association, Note,
                    2.150%, 7/28/2006                                     49,404
 250,000            Federal National Mortgage Association, Note,
                    2.50%, 8/11/2006                                      248,455
                    Total Government Agencies (identified cost
                    $540,319)                                             565,735
                    Mortgage-Backed Securities--21.0%
 381,085            Federal Home Loan Mortgage Corp., Pool A10978,
                    5.50%, 7/1/2033                                       387,164
 67,444             Federal Home Loan Mortgage Corp., Pool C48271,
                    7.00%, 2/1/2031                                       71,538
 177,875            Federal National Mortgage Association, Pool
                    656338, 5.00%, 12/1/2017                              181,004
 385,299            Federal National Mortgage Association, Pool
                    666953, 6.00%, 11/1/2032                              399,512
 134,980            Government National Mortgage Association, Pool
                    596720, 6.50%, 11/15/2032                             142,429
 65,256             Government National Mortgage Association, Pool
                    780339, 8.00%, 12/15/2023                             71,825
                    Total Mortgage-Backed Securities (identified
                    cost $1,256,425)                                      1,253,472
                    U.S. Treasury--18.2%
 195,000            United States Treasury Bond, 5.375%, 2/15/2031        208,925
 200,000            United States Treasury Bond, 6.25%, 8/15/2023         233,562
 580,000            United States Treasury Bond, 12.75%, 11/15/2010       646,973
                    Total u.s. treasury (identified cost $1,123,995)      1,089,460
                    Mutual Fund--9.6%
 72,795      3      Federated High Income Bond Fund II, Primary
                    Shares (IDENTIFIED COST $559,031)                     575,077
                    Repurchase Agreement--12.9%
 771,000            Interest in $1,800,000,000 joint repurchase
                    agreement with Wachovia Securities, Inc.,
                    1.910%, dated 9/30/2004, to be repurchased at
                    $771,041 on 10/1/2004, collateralized by U.S.
                    Government Agency Obligations with various
                    maturities to 3/1/2034, collateral market value
                    $1,836,004,918 (AT AMORTIZED COST)                    771,000
                    Total Investments--99.1%
                    (identified cost $5,875,170) 4                        5,926,322
                    other assets and liabilities--net--0.9%                 55,273
                    total net assets--100%                              $  5,981,595


1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $92,456 which represents 1.5% of total net assets.
2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At September 30, 2004, these securities amounted to $92,456 which represents 1.5% of total net assets.
3      Affiliated company.
4 The cost of investments for federal tax purposes amounts to $5,911,778. The net unrealized appreciation of investments for federal tax purposes was $14,544. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $107,834 and net unrealized depreciation from investments for those securities having an excess of cost over value of $93,290


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronym is used throughout this portfolio:

REITs  --  Real Estate Investment Trusts






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Insurance Series

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        November 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ John B. Fisher, Principal Executive Officer
Date        November 24, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        November 24, 2004